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TAX-EXEMPT INCOME
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Alliance Municipal Income Fund

Semi-Annual Report
April 30, 2002

                                [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
June 26, 2002

Dear Shareholder:

This report provides municipal market activity and investment results for the Portfolios of Alliance Municipal Income Fund's semi-annual reporting period ended April 30, 2002.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended April 30, 2002

                                                          ----------------------
                                                              Total Returns
                                                          ----------------------
Portfolio                                                 6 Months     12 Months
--------------------------------------------------------------------------------
California                                                   -0.06%       5.74%
--------------------------------------------------------------------------------
Insured California                                           -1.10%       5.83%
--------------------------------------------------------------------------------
National                                                      1.04%       4.67%
--------------------------------------------------------------------------------
Insured National                                              0.28%       5.65%
--------------------------------------------------------------------------------
New York                                                      1.13%       4.43%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                          1.08%       7.00%
--------------------------------------------------------------------------------

                                ------------------------------------------------
                                 Alliance Municipal Income Fund--Class A Shares
                                ------------------------------------------------
Periods Ended April 30, 2002
                                                                       Since
                          1 Year         3 Year        5 Year        Inception
                          Lipper         Lipper        Lipper         Lipper
Portfolio                Rankings**     Rankings**    Rankings**     Rankings**
--------------------------------------------------------------------------------
California                 83/108          66/92         29/80          2/26
--------------------------------------------------------------------------------
Insured California          16/24          10/23          4/23           2/3
--------------------------------------------------------------------------------
National                  261/278        197/239       110/193          9/60
--------------------------------------------------------------------------------
Insured National            38/48          31/43         19/41          2/12
--------------------------------------------------------------------------------
New York                    95/99          51/87         23/77          8/20
--------------------------------------------------------------------------------

* Each Portfolio's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of April 30, 2002. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each Portfolio include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including the Portfolios of Alliance Municipal Income Fund. Past performance is no guarantee of future results.

** Lipper Rankings are based on each Portfolio's return among the returns of its peer group of funds, as represented by the respective state specific Lipper Municipal Debt Funds Average. Portfolios in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. An


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      investor cannot invest directly in an average, and its results are not indicative of any specific investment, including the Portfolios of Alliance Municipal Income Fund.

      SEC average annual total returns can be found on page 13.

      Additional performance information can be found on pages 6-13.

Investment Results

Each Portfolio's Class A share total returns at net asset value (NAV) for the six- and 12-month periods ended April 30, 2002 are shown on the preceding page, along with those of the Fund's benchmark, the Lehman Brothers Municipal Bond Index. This is accompanied by a comparison of the Portfolios' peer groups, as measured by the Lipper Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to the Portfolios, although some may have different investment policies.

The Lehman Brothers Municipal Bond Index serves as a model of overall municipal market performance and is best used as a measure of relative performance in comparison to other sectors of the fixed income markets. For example, an investor can directly compare the performance of the municipal bond market to that of the corporate bond market by reviewing the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Corporate Bond Index. The performance of the Lehman Brothers Municipal Bond Index does not reflect such factors as tax and investment policies that can impact the performance of a particular portfolio.

For the six-month period ended April 30, 2002, the Portfolios' performance returns versus the Lehman Brothers Municipal Bond Index were mixed, with three Portfolios underperforming the Index and two Portfolios performing in line with it. The California and Insured California Portfolios, in particular, underperformed over the period. The lagging performance of these two portfolios is largely attributable to the relative underperformance of California municipal bonds versus the national market. Over the past 12 months, the Portfolios' returns lagged the performance of the Lehman Brothers Municipal Bond Index. The underperformance of the portfolios over the 12-month period was a result of their relatively defensive structuring.

We believe a more meaningful assessment of each Portfolio can be drawn from comparing each Portfolio's performance to its Lipper peer group average (see chart on page 10). The Lipper peer group average is composed of mutual funds with generally similar investment objectives, although potentially different investment policies. Although the Portfolios outperformed their Lipper peer group averages for the last six months, they lagged in performance for the previous 12 months. The one exception is the Insured California portfolio, which underperformed for both


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

the six- and 12-month periods. The relative performance differences for each of the Portfolios, except the Insured California Portfolio, may be attributed to the Portfolios' more defensive, income-oriented, structuring. Over the past six months, market bond prices declined as interest rates generally rose. More defensively structured portfolios therefore outperformed.

Over the past year on the whole, however, market bond prices increased as interest rates declined for the entire period. This resulted in the underperformance of the more defensively structured portfolio. The Insured California Portfolio underperformed its peer group over both the six- and 12-month periods because it became more sensitive to interest rates during the past six months by extending its average maturity in an effort to generate more tax-exempt income. Though these longer maturity holdings provide more yield and thus enable a more competitive distribution rate, they also decline in price more than shorter-term bonds when interest rates rise. Since rates rose during the past six months, these bond declines contributed to the Portfolio's underperformance.

Market Overview

On an after-tax basis, the municipal bond market outperformed the taxable fixed income market by over 100 basis points over the past six and 12 months. The municipal bond market's outperformance over this time period resulted from a strong demand for municipal bonds by investors seeking shelter from market volatility and taxes.

The markets have undergone a number of transitions over the last six months. The economy, however, appears to be recovering. The current military campaign against terrorism has led to higher government expenditures. The U.S. Federal Reserve appears to have completed its series of 11 interest rate cuts and is expected to raise the Fed Funds rate target sometime later this year in response to evidence of a stronger economy. The combination of these events has resulted in a higher level of market volatility.

Although the market consensus is that the U.S. Federal Reserve will reverse direction, there is a wide range of opinion as to its timing. As the economy rebounds, investors are reducing their expected rates of return on equities to more rational levels reflective of longer-term historic averages. Investors have rediscovered the benefits of diversification and are reallocating assets in favor of fixed income, specifically tax-exempt, securities. This has led to a strong demand for municipal bond investments.

The U.S. economic conditions have had a mixed effect on the credit profile of municipalities. Cities, counties and school district credits have remained stable despite the slowdown. These local governments have benefited from steady property tax receipts due to the ongoing strength of the housing market. States, however, experienced greater budgetary shortfalls as sales and income tax receipts have been below projections and spending on health care and social services has continued to rise. Given these widespread budget problems, several states were placed on negative outlook by the rating agencies during the first quarter of this year. If the U.S. economic recovery remains slow, local governments' finances may come under pressure as states are forced to reduce outlays in order to balance


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

their own budgets. Currently, the Portfolios have minimal exposure to general obligation debt.

Despite the credit concerns listed above, the overall credit quality of the municipal bond market is very strong and, for the most part, unaffected by many of the excesses currently impacting the corporate bond market. Among all municipal issuers, credit rating upgrades exceeded downgrades during the review period. Health care remains the weakest sector within the municipal bond market, with industry-wide financial pressure leading to more downgrades than upgrades for the sector.

Investment Strategy

The last several months have provided a number of opportunities to reposition the Portfolios of the Fund. This repositioning focused on the coupon structure, maturity range and credit profile of each Portfolio. In addition, protection against early redemption, and, therefore reinvestment risk, was improved. As part of our ongoing research surveillance process, each holding in each Portfolio is evaluated on the basis of its relative credit risk, individually and as part of a sector of the market. Using those evaluations, we have selectively adjusted the exposure of each of the Portfolios to specific bonds or sectors. For example, in anticipation that the health care sector may come under additional financial and competitive pressures, we have been selectively reducing our exposure in the sector.

Over the past six and 12 months, there has been an increased level of volatility in the municipal bond market. This facilitates the repositioning of the existing Portfolios and the investment of new cash. For example, when demand for municipal bonds by individual investors pushes prices higher, we selectively sell positions. Bonds chosen for sale have, in our opinion, reached their maximum expected price appreciation. When market volatility causes price declines, we look for buying opportunities for new cash. We also consider replacing current holdings with similar bonds that offer higher yields given the general market decline.

Outlook

Market volatility should continue to provide attractive investment opportunities over the next three to six months. The sources of this volatility will continue to include the uncertainty of the economy's turn-around, the timing of a tightening by the U.S. Federal Reserve, the spillover of volatility from the equity market and geopolitical event risk. We expect the economy to continue to recover and, therefore, consider current U.S. Federal Reserve policy to be unsustainably accommodative. Nonetheless, any initial increases in the Fed Funds target rate should be incremental and analogous more to taking one's foot off the accelerator rather than putting it on the brake.

We remain confident that the U.S. Federal Reserve will adjust policy sufficiently to contain inflation. The U.S. Federal Reserve's actions should result in a flatter yield curve. In other words, the difference between yields on long-term bonds and short-term bonds should decline. Most of this decline will result from rising yields on short-term bonds. Currently, the Portfolios are mostly invested in long-


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

term bonds. However, the current volatility should continue to provide opportunities for repositioning the portfolios. Market volatility, particularly in equities, will also influence individual investment decisions, in favor of municipal bonds, going forward.

We expect more investors to embrace an asset allocation-based approach to investing. We further anticipate that investors will select municipal bonds for the conservative portion of their fixed income allocation. The historically strong credit quality of the municipal bond market and the obvious benefit of tax-free income should cause municipal bonds to be a major part of individual investors' portfolios. Therefore, demand for municipal securities should continue to outpace supply, and tax-free investments should remain attractive on a relative value basis.

The Alliance Municipal Income team is proud of our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ David M. Dowden

David M. Dowden
Vice President


/s/ Terrance Hults

Terrance Hults
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     David M. Dowden

[PHOTO]     Terrance Hults

Portfolio Managers, David M. Dowden and Terrance Hults, have over 25 years of combined investment experience.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 5

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

National Portfolio 4/30/92 to 4/30/02

National Portfolio Class A at NAV: $18,205
Lehman Brothers Municipal Bond Index: $19,325
National Portfolio Class A at offering: $17,425

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                                                           Lehman Brothers
                           National Portfolio           Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/92                     $ 9,571                       $10,000
     4/30/93                     $10,830                       $11,265
     4/30/94                     $10,823                       $11,508
     4/30/95                     $11,613                       $12,274
     4/30/96                     $12,586                       $13,249
     4/30/97                     $13,588                       $14,128
     4/30/98                     $14,970                       $15,442
     4/30/99                     $15,928                       $16,515
     4/30/00                     $15,137                       $16,363
     4/30/01                     $16,647                       $18,061
     4/30/02                     $17,425                       $19,325


Insured National Portfolio 4/30/92 to 4/30/02

Insured National Portfolio Class A at NAV: $18,425
Lehman Brothers Municipal Bond Index: $19,325
Insured National Portfolio Class A at offering: $17,649

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                                 Insured                   Lehman Brothers
                           National Portfolio           Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/92                     $ 9,579                       $10,000
     4/30/93                     $10,862                       $11,265
     4/30/94                     $10,931                       $11,508
     4/30/95                     $11,699                       $12,274
     4/30/96                     $12,653                       $13,249
     4/30/97                     $13,537                       $14,128
     4/30/98                     $15,072                       $15,442
     4/30/99                     $15,889                       $16,515
     4/30/00                     $15,074                       $16,363
     4/30/01                     $16,705                       $18,061
     4/30/02                     $17,649                       $19,325


California Portfolio 4/30/92 to 4/30/02

California Portfolio Class A at NAV: $18,745
Lehman Brothers Municipal Bond Index: $19,325
California Portfolio Class A at offering: $17,953

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                                                           Lehman Brothers
                           California Portfolio         Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/92                     $ 9,577                       $10,000
     4/30/93                     $10,779                       $11,265
     4/30/94                     $10,810                       $11,508
     4/30/95                     $11,578                       $12,274
     4/30/96                     $12,588                       $13,249
     4/30/97                     $13,579                       $14,128
     4/30/98                     $15,106                       $15,442
     4/30/99                     $16,136                       $16,515
     4/30/00                     $15,788                       $16,363
     4/30/01                     $16,980                       $18,061
     4/30/02                     $17,953                       $19,325


Please see mountain chart footnotes on page 7.


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

Insured California Portfolio 4/30/92 to 4/30/02

Insured California Portfolio Class A at NAV:  $18,579
Lehman Brothers Municipal Bond Index: $19,325
Insured California Portfolio Class A at offering:  $17,789

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                                 Insured                   Lehman Brothers
                           California Portfolio         Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/92                     $ 9,575                       $10,000
     4/30/93                     $10,873                       $11,265
     4/30/94                     $10,713                       $11,508
     4/30/95                     $11,548                       $12,274
     4/30/96                     $12,330                       $13,249
     4/30/97                     $13,338                       $14,128
     4/30/98                     $14,732                       $15,442
     4/30/99                     $15,628                       $16,515
     4/30/00                     $15,201                       $16,363
     4/30/01                     $16,809                       $18,061
     4/30/02                     $17,789                       $19,325


New York Portfolio 4/30/92 to 4/30/02

New York Portfolio Class A at NAV:  $18,541
Lehman Brothers Municipal Bond Index: $19,325
New York Portfolio Class A at offering:  $17,746

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                                                           Lehman Brothers
                            New York Portfolio          Municipal Bond Index
-------------------------------------------------------------------------------
     4/30/92                     $ 9,571                       $10,000
     4/30/93                     $10,902                       $11,265
     4/30/94                     $10,816                       $11,508
     4/30/95                     $11,485                       $12,274
     4/30/96                     $12,421                       $13,249
     4/30/97                     $13,398                       $14,128
     4/30/98                     $14,890                       $15,442
     4/30/99                     $15,801                       $16,515
     4/30/00                     $15,375                       $16,363
     4/30/01                     $16,993                       $18,061
     4/30/02                     $17,746                       $19,325


Each chart illustrates the total value of an assumed $10,000 investment in each of the Portfolios of Alliance Municipal Income Fund's Class A shares (from 4/30/92 to 4/30/02). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

When comparing an Alliance Municipal Income Fund Portfolio to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including an Alliance Municipal Income Fund Portfolio.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 7

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2002 (unaudited)

NATIONAL PORTFOLIO
BOND QUALITY RATING

o    66.00% AAA
o    12.01% AA
o    13.68% A
o     0.94% BBB                                [PIE CHART OMITTED]
o     0.28% BB
o     7.09% NR

INCEPTION DATE
(Class A Shares)
12/29/86

INSURED NATIONAL PORTFOLIO
BOND QUALITY RATING

o    70.21% AAA
o    20.91% AA
o     0.33% A                                  [PIE CHART OMITTED]
o     8.55% NR

INCEPTION DATE
(Class A Shares)
12/29/86

CALIFORNIA PORTFOLIO
BOND QUALITY RATING

o    45.99% AAA
o     7.10% AA
o    30.46% A                                  [PIE CHART OMITTED]
o     4.17% BBB
o    12.28% NR

INCEPTION DATE
(Class A Shares)
12/29/86


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
April 30, 2002 (unaudited)

INSURED CALIFORNIA PORTFOLIO
BOND QUALITY RATING

o    80.31% AAA
o     2.17% AA
o     2.56% A                                  [PIE CHART OMITTED]
o    14.96% NR

INCEPTION DATE
(Class A Shares)
11/21/85

NEW YORK PORTFOLIO
BOND QUALITY RATING

o    26.66% AAA
o    25.74% AA
o    36.42% A                                  [PIE CHART OMITTED]
o     9.86% BBB
o     1.32% NR

INCEPTION DATE
(Class A Shares)
12/29/86

All data as of April 30, 2002. Each Portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
                                              ALLIANCE MUNICIPAL INCOME FUND o 9

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of April 30, 2002 (unaudited)

MUNICIPAL INCOME FUND - CLASS A SHARES
COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended April 30, 2002

                   Portfolio                               Portfolio
                     Total    Lipper   Portfolio             Total        Lipper
                    Returns   Average    Total    Lipper    Returns       Average
                      12        12      Returns   Average    Since         Since
Portfolio           Months    Months    5 Years   5 Years  Inception**   Inception**
=========          =========  =======  =========  =======  ===========   ===========
National             4.67%     6.08%     5.10%     5.23%     7.01%         6.45%
California           5.74%     6.25%     5.74%     5.49%     7.13%         6.44%
New York             4.43%     6.01%     5.78%     5.45%     6.59%         6.46%
Insured National     5.65%     6.18%     5.45%     5.32%     6.81%         6.40%
Insured California   5.83%     6.18%     5.93%     5.50%     7.14%         7.10%

      Total returns for the Portfolios are based on the net asset value (NAV) of Class A shares as of April 30, 2002. All fees and expenses related to the operation of each Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each Portfolio include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds averages have generally similar investment objectives to the Portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including the Portfolios of Alliance Municipal Income Fund.

* For the since inception periods, the Lipper General Municipal Debt Funds Average reflects performance of 60 funds; the Lipper California Municipal Debt Funds Average reflects performance of 26 funds; the Lipper New York Municipal Debt Funds Average reflects performance of 20 funds; the Lipper Insured Municipal Debt Funds Average reflects performance of 12 funds; the Lipper Insured California Municipal Debt Funds Average reflects performance of 3 funds. Funds in the Lipper averages generally have similar investment objectives to the applicable Alliance Municipal Income Fund Portfolios, although some may have different investment policies. Past performance is no guarantee of future results. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund.

**    Portfolio since inception dates can be found on page 8-9.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

Average Annual Total Returns as of April 30, 2002

                                                                     NAV and SEC Total Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                Without Sales Charge                           With Sales Charge
-----------------------------------------------------------------------------------------------------------------------------
                                                                         Since                                          Since
                                     1 Year      5 Year     10 Year  Inception      1 Year      5 Year     10 Year  Inception
-----------------------------------------------------------------------------------------------------------------------------
National Portfolio
  Class A                             4.66%       5.10%       6.17%      7.01%       0.27%       4.20%       5.71%      6.71%
  Class B                             3.97%       4.39%         N/A      5.26%       0.99%       4.39%         N/A      5.26%
  Class C                             3.96%       4.39%         N/A      4.68%       2.97%       4.40%         N/A      4.68%

California Portfolio
  Class A                             5.73%       5.74%       6.48%      7.13%       1.27%       4.82%       6.03%      6.82%
  Class B                             4.90%       4.99%         N/A      5.65%       1.90%       4.99%         N/A      5.65%
  Class C                             4.90%       4.99%         N/A      5.08%       3.90%       4.99%         N/A      5.08%

New York Portfolio
  Class A                             4.43%       5.78%       6.37%      6.59%      -0.02%       4.86%       5.90%      6.29%
  Class B                             3.69%       5.05%         N/A      5.42%       0.71%       5.05%         N/A      5.42%
  Class C                             3.68%       5.05%         N/A      4.82%       2.69%       5.05%         N/A      4.82%

Insured National Portfolio
  Class A                             5.65%       5.45%       6.30%      6.81%       1.20%       4.54%       5.85%      6.50%
  Class B                             4.85%       4.69%         N/A      5.41%       1.84%       4.69%         N/A      5.41%
  Class C                             4.95%       4.71%         N/A      4.81%       3.95%       4.71%         N/A      4.81%

Insured California Portfolio
  Class A                             5.83%       5.93%       6.39%      7.14%       1.36%       5.01%       5.93%      6.85%
  Class B                             4.92%       5.16%         N/A      5.44%       1.92%       5.16%         N/A      5.44%
  Class C                             4.99%       5.18%         N/A      4.86%       4.00%       5.18%         N/A      4.86%

SEC average annual total returns can be found on page 13

The Portfolios' investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.

N/A: Not applicable.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 11

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of April 30, 2002 (unaudited)


Yields as of April 30, 2002

--------------------------------------------------------------------------------
                                 30 Day       Taxable-Equivalent Yield in
Portfolio                      SEC Yield*     36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
National Portfolio
  Class A                         5.31%                  8.45%
  Class B                         4.84%                  7.39%
  Class C                         4.84%                  7.39%

California Portfolio
  Class A                         5.02%                  9.08%
  Class B                         4.54%                  7.86%
  Class C                         4.54%                  7.86%

New York Portfolio
  Class A                         5.11%                  8.92%
  Class B                         4.62%                  7.70%
  Class C                         4.62%                  7.70%

Insured National Portfolio
  Class A                         4.32%                  7.20%
  Class B                         3.82%                  6.16%
  Class C                         3.82%                  6.16%

Insured California Portfolio
  Class A                         4.45%                  8.18%
  Class B                         3.94%                  6.93%
  Class C                         3.94%                  6.93%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended April 30, 2002.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES) AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2002)

--------------------------------------------------------------------------------
Portfolio                     1 Year    5 Years      10 Years  Since Inception
--------------------------------------------------------------------------------
National Portfolio
  Class A                    -1.35%      4.13%         5.69%        6.67%
  Class B                    -0.48%      4.35%          N/A         5.18%
  Class C                     1.47%      4.38%          N/A         4.61%

California Portfolio
  Class A                    -1.78%      4.79%         5.98%        6.77%
  Class B                    -1.09%      4.96%          N/A         5.55%
  Class C                     0.85%      4.96%          N/A         4.99%

New York Portfolio
  Class A                    -1.10%      5.01%         5.96%        6.28%
  Class B                    -0.41%      5.17%          N/A         5.39%
  Class C                     1.55%      5.19%          N/A         4.80%

Insured National Portfolio
  Class A                    -1.19%      4.40%         5.75%        6.43%
  Class B                    -0.44%      4.57%          N/A         5.28%
  Class C                     1.53%      4.57%          N/A         4.68%

Insured California Portfolio
  Class A                    -2.74%      4.88%         5.81%        6.77%
  Class B                    -2.03%      5.04%          N/A         5.28%
  Class C                    -0.11%      5.04%          N/A         4.69%


The Portfolios' investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.

N/A: Not applicable


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 13

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.3%

       Long-Term Municipal Bonds-95.5%
       Alabama-0.7%
A      Alabama Dev Fin Auth
       Tobacco Settlement Bonds Ser 01
       5.50%, 12/01/21 ............................     $ 5,000     $  4,741,550
                                                                    ------------
       Alaska-0.3%
A      Northern TSC
       Tobacco Settlement Bonds Ser 01
       5.50%, 6/01/29 .............................       2,100        1,960,182
                                                                    ------------
       Arkansas-0.5%
Aa2    Arkansas Dev Fin Auth
       Tobacco Settlement Bonds Ser 01
       5.125%, 12/01/28(a) ........................       2,250        2,141,798
       5.25%, 12/01/41(a) .........................       1,000          952,090
                                                                    ------------
                                                                       3,093,888
                                                                    ------------
       California-1.9%
AAA    California GO
       Ser 02 XLCA
       5.25%, 4/01/30 .............................      10,000        9,970,400
AAA    Manteca Unified School Dist #89-1
       Special Tax MBIA Ser 01
       Zero coupon, 9/01/31 .......................      11,910        2,220,499
                                                                    ------------
                                                                      12,190,899
                                                                    ------------
       Colorado-1.3%
Aa2    Colorado HFA SFMR
       Mtg Rev Ser 99A-2 AMT
       6.45%, 4/01/30(a) ..........................       2,880        3,104,352
BBB    Colorado Hlth Fac Auth
       Hosp Rev Vail Valley Ser 01
       5.80%, 1/15/27 .............................       2,000        1,941,100
B+     Denver City & Cnty Arpt Auth
       (United Airlines) Ser 92A AMT
       6.875%, 10/01/32 ...........................       5,075        3,324,125
                                                                    ------------
                                                                       8,369,577
                                                                    ------------
       Connecticut-1.7%
BBB    Connecticut Dev Auth PCR
       (Ct Light & Pwr Co Proj) Ser 93 AMT
       5.95%, 9/01/28 .............................      11,000       11,084,150
                                                                    ------------


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       District of Columbia-1.5%
A      District of Columbia
       Tobacco Settlement Bonds Ser 01
       6.75%, 5/15/40 .............................     $ 9,550     $  9,830,006
                                                                    ------------
       Florida-17.5%
NR     Beacon Tradeport Comm Dev Dist
       Comm Fac Rev Ser 02B
       7.25%, 5/01/33 .............................       4,820        4,843,329
Aaa    Brevard Cnty HFA SFMR
       Mtg Rev FHA/VA Ser 94 AMT
       6.70%, 9/01/27(a) ..........................       1,140        1,203,555
NR     Clay Cnty Comm Dev
       (Crossings At Fleming Island) Ser 00C
       7.05%, 5/01/15 .............................       2,285        2,433,571
NR     Collier Cnty Comm Fac Dist
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18 .............................       1,565        1,667,695
NR     Collier Cnty IDR
       (Southern St Util) Ser 96 AMT
       6.50%, 10/01/25 ............................       4,605        4,545,826
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA Ser 95B AMT
       6.00%, 10/01/24 ............................       4,730        4,958,412
Aaa    Florida HFC MFHR
       (Hunters Run Apts) FNMA Ser 01M AMT
       5.45%, 2/15/35(a) ..........................       5,120        5,104,026
AAA    Florida HFC MFHR
       (Logans Pointe Apts) FSA Ser 99 AMT
       6.00%, 6/01/39 .............................       1,550        1,629,406
AA     Jacksonville Econ Dev Comm Hosp Rev
       (Mayo Clinic) Ser 01C
       5.50%, 11/15/36 ............................      10,000        9,938,500
NR     Lee Cnty Comm Dev
       (Miromar Lakes) Ser 00A
       7.25%, 5/01/12 .............................       5,620        5,892,570
NR     Lee Cnty Comm Fac
       (Stoneybrook) Ser 98
       5.70%, 5/01/08 .............................       1,570        1,580,268
NR     Lee Cnty Comm Fac Dist
       (Herons Glen) Ser 99
       5.90%, 5/01/19 .............................       2,695        2,686,403
       6.00%, 5/01/29 .............................      10,310       10,067,715
Aaa    Lee Cnty HFA SFMR
       Mtg Rev GNMA/FNMA Ser 00A-1 AMT
       7.20%, 3/01/33(a) ..........................       1,175        1,291,008
NR     Manatee Cnty Comm Dev
       (Tara CDD #1) Ser 00A
       7.15%, 5/01/31 .............................       1,975        2,092,098


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 15

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

NR     Manatee Cnty Comm Dev
       (Tara CDD #1) Ser 00B
       6.75%, 5/01/10 .............................     $ 5,190     $  5,371,079
BB     Miami Beach Health Fac Auth
       (Mt Sinai Med Center) Ser 01A
       6.80%, 11/15/31 ............................       3,500        2,934,539
AAA    Miami Dade Cnty HFA MFHR
       (Marbrisa Apts) FSA Ser 00-2A AMT
       6.15%, 8/01/38 .............................       4,200        4,394,460
NR     Northern Palm Beach Cnty Imp Dist #9A
       (ABACOA) Ser 96A
       7.20%, 8/01/16 .............................       8,000        8,566,160
       7.30%, 8/01/27 .............................       8,000        8,576,880
A3     Orange Cnty HFA MFHR
       (Seminole PT Proj) Ser 99L AMT
       5.80%, 6/01/32(a) ..........................       6,855        6,922,042
NR     Orlando Assess Dist
       (Conroy Rd Proj) Ser 98A
       5.80%, 5/01/26 .............................       3,250        3,135,892
A      Pasco Cnty HFA MFHR
       (Pasco Woods Apts) Ser 99A AMT
       5.90%, 8/01/39 .............................       3,690        3,732,287
NR     Preserve At Wilderness Lake
       Comm Dev Auth
       Comm Fac Rev Ser 02A
       7.10%, 5/01/33 .............................       1,250        1,248,437
NR     Preserve At Wilderness Lake
       Comm Dev Auth
       Comm Fac Rev Ser 02B
       6.20%, 11/01/08 ............................       1,235        1,228,492
NR     St Johns Cnty Comm Dev Dist
       (Julington Creek Plantation) Ser 97
       6.70%, 5/01/07 .............................         575          604,009
Baa2   Volusia Cnty Ed Fac
       (Embry-Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26(a) ........................       6,135        6,260,583
NR     West Palm Beach Comm Dev Dist Rev
       (Hamal) Ser 01
       6.65%, 5/01/21 .............................       1,100        1,097,646
                                                                    ------------
                                                                     114,006,888
                                                                    ------------
       Illinois-3.8%
AAA    Chicago Arpt Rev
       (Midway Arpt) MBIA Ser 98B
       5.00%, 1/01/35 .............................       5,200        4,844,424
AAA    Chicago Arpt Rev
       (O'Hare Int'l Arpt) MBIA Ser 02A
       5.375%, 1/01/32 ............................      10,000        9,760,300


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Chicago HFA SFMR
       Mtg Rev GNMA/FNMA/FHLMC
       Ser 00A AMT
       5.60%, 9/01/19 .............................     $ 1,230     $  1,251,722
Aaa    Chicago HFA SFMR
       Mtg Rev GNMA/FNMA/FHLMC
       Ser 98A-1 AMT
       6.45%, 9/01/29(a) ..........................       2,525        2,718,365
Aaa    Chicago HFA SFMR
       Mtg Rev GNMA/FNMA/FHLMC
       Ser 98C-1 AMT
       6.30%, 9/01/29(a) ..........................       1,985        2,115,653
Aaa    Chicago HFA SFMR
       Mtg Rev GNMA/FNMA/FHLMC
       Ser 99A AMT
       6.35%, 10/01/30(a) .........................       2,190        2,319,517
Aaa    Chicago HFA SFMR
       Mtg Rev GNMA/FNMA/FHLMC
       Ser 99C AMT
       7.05%, 10/01/30(a) .........................       1,415        1,553,316
                                                                    ------------
                                                                      24,563,297
                                                                    ------------
       Iowa-0.6%
A      Iowa Dev Fin Auth
       Tobacco Settlement Bonds Ser 01B
       5.60%, 6/01/35 .............................       4,450        3,868,786
                                                                    ------------
       Louisiana-0.8%
Baa3   Louisiana Airport Facility
       (Cargo ACQ Grp) Ser 02 AMT
       6.65%, 1/01/25(a) ..........................       1,250        1,262,200
A      Louisiana Dev Fin Auth
       Tobacco Settlement Bonds Ser 01B
       5.875%, 5/15/39 ............................       4,725        4,264,643
                                                                    ------------
                                                                       5,526,843
                                                                    ------------
       Maine-0.8%
BBB    Jay Environmental Impt PCR
       (Int'l Paper) Ser 99A AMT
       6.25%, 9/01/23 .............................       2,300        2,309,430
BBB    Jay Environmental Impt PCR
       (Int'l Paper) Ser 99B AMT
       6.20%, 9/01/19 .............................       3,000        2,999,670
                                                                    ------------
                                                                       5,309,100
                                                                    ------------
       Maryland-1.1%
Aa2    Maryland CDA SFMR
       Mtg Rev Ser 00A AMT
       6.10%, 7/01/38(a) ..........................       6,285        6,478,012


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 17

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

NR     Maryland IDR Eco Dev
       (Med Waste Assoc) Ser 89 AMT
       8.75%, 11/15/10 ............................     $ 1,365     $  1,062,148
                                                                    ------------
                                                                       7,540,160
                                                                    ------------
       Massachusetts-5.8%
AA     Massachusetts Dev Fin Agy Hlth Fac
       (Seven Hills) Ser 99 Asset Gty
       5.15%, 9/01/28 .............................       6,035        5,848,579
AAA    Massachusetts HFA SFMR
       Residential Dev FNMA Ser 92A
       6.90%, 11/15/24 ............................       2,500        2,551,900
AA-    Massachusetts Port Auth
       Ser 99D AMT
       6.00%, 7/01/29 .............................       7,500        7,703,025
AAA    Massachusetts Port Auth Spec Fac
       (BosFuel Corp) MBIA Ser 97 AMT
       6.00%, 7/01/36 .............................      13,825       14,411,042
AAA    Massachusetts Port Auth Spec Fac
       (Delta Airlines) AMBAC Ser 01A AMT
       5.00%, 1/01/27 .............................       5,800        5,508,144
A3     New England Ed Loan Mktg Corp
       Student Loan Rev Ser 93H AMT
       6.90%, 11/01/09(a) .........................       1,500        1,712,535
                                                                    ------------
                                                                      37,735,225
                                                                    ------------
       Michigan-4.4%
BB-    Detroit Local Dev Fin Auth
       (DaimlerChrysler Jefferson North
       Assembly Plant) Ser 98A
       5.50%, 5/01/21 .............................         580          498,591
AAA    Michigan HDA MFHR
       Rental Hsg Rev AMBAC Ser 97A AMT
       6.10%, 10/01/33 ............................       1,000        1,032,890
A      Michigan Hosp Fin Auth
       (Sparrow Med Center) Ser 01
       5.625%, 11/15/36 ...........................       2,650        2,550,546
AA-    Michigan Hosp Fin Auth
       (Trinity Health) Ser 00A
       6.00%, 12/01/27 ............................       4,515        4,664,130
A-     Michigan Strategic Fund PCR
       (Detroit Edison) Ser 01B AMT
       5.65%, 9/01/29 .............................       1,000          978,130
BB+    Midland Cnty PCR
       (CMS Energy) Ser 00A AMT
       6.875%, 7/23/09 ............................       8,000        8,338,480
A      Saginaw Hosp Fin Auth
       (Covenant Med Ctr) Ser 00F
       6.50%, 7/01/30 .............................       7,475        7,815,038


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AA     Troy Downtown Dev Auth
       Ser 95A Asset Gty
       6.375%, 11/01/18 ...........................     $ 2,500     $  2,835,525
                                                                    ------------
                                                                      28,713,330
                                                                    ------------
       Minnesota-3.4%
AAA    Duluth GO
       Arpt Lease Rev Ser 95C AMT
       6.25%, 8/01/14 .............................       5,000        5,394,050
Aaa    Eagan MFHR
       (Woodridge Apts Proj) GNMA Ser 97A
       5.95%, 2/01/32(a) ..........................         600          619,074
AAA    Minn-St. Paul Met Arpt Rev
       FGIC Ser 00B AMT
       6.00%, 1/01/21 .............................       4,020        4,270,446
AAA    Minn-St. Paul Met Arpt Rev
       FGIC Ser 99B AMT
       5.625%, 1/01/16 ............................       7,920        8,263,094
AA-    St Cloud Higher Ed
       (MN St. Univ Proj) Ser 02
       5.00%, 5/01/23 .............................       1,000          973,380
Aaa    St Paul Hsg & Redev Auth MFHR
       (Wellington Proj) Ser 99A
       5.10%, 2/01/24(a) ..........................       3,000        2,988,060
                                                                    ------------
                                                                      22,508,104
                                                                    ------------
       Mississippi-0.3%
BBB    Warren Cnty Environmental Impt Rev PCR
       (Int'l Paper) Ser 99A AMT
       6.25%, 9/01/23 .............................       1,800        1,823,904
                                                                    ------------
       Missouri-0.3%
Baa3   Kansas City Arpt Fac Rev
       (Cargo ACQ Grp) Ser 02
       6.25%, 1/01/30(a) ..........................       2,000        2,001,340
                                                                    ------------
       Montana-1.4%
B      Montana Board of Investments PCR
       (Stillwater Mining) Ser 00 AMT
       8.00%, 7/01/20 .............................       9,000        9,010,800
                                                                    ------------
       Nebraska-0.5%
AAA    Nebraska Inv Fin Auth Hosp Rev
       (Bishop Clarkson Mem) MBIA Ser 91
       11.535%, 12/08/16(b) .......................       3,000        3,126,240
                                                                    ------------
       New Hampshire-1.3%
AAA    Keene HDA MFHR
       (Central Square) FHA Ser 90A Sec 8
       7.50%, 2/01/25 .............................       3,035        3,289,788


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 19

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

BBB+   New Hampshire Bus Fin Auth PCR
       (Public Service Co) Ser 93E AMT
       6.00%, 5/01/21 .............................     $ 4,500     $  4,516,740
A+     New Hampshire Hlth & Ed Fac Hosp Rev
       (Exeter Hosp) Ser 01
       5.75%, 10/01/31 ............................         500          484,810
                                                                    ------------
                                                                       8,291,338
                                                                    ------------
       New Jersey-0.9%
BB-    New Jersey Eco Dev Auth Spec Fac
       (Continental Airlines) Ser 00 AMT
       7.20%, 11/15/30 ............................       5,950        5,878,779
                                                                    ------------
       New York-5.1%
A      Monroe Cnty
       Tobacco Settlement Bonds Ser 00
       6.375%, 6/01/35 ............................       7,300        7,644,998
A      New York GO
       Ser 97A
       6.25%, 8/01/17 .............................       5,750        6,252,320
A      New York
       Tobacco Settlement TSASC Ser 99-1
       6.375%, 7/15/39 ............................      18,925       19,377,307
                                                                    ------------
                                                                      33,274,625
                                                                    ------------
       Ohio-9.0%
BBB    Cuyahoga Cnty Hosp Rev
       (Univ Hosp Hlth) Ser 00
       7.50%, 1/01/30 .............................       1,000        1,083,560
A      Franklin Cnty
       (OCLC Online Computer Libry Ctr) Ser 98
       5.20%, 10/01/20 ............................       1,200        1,197,120
AAA    Hamilton Cnty
       (Sales Tax) AMBAC Ser 00B
       5.25%, 12/01/32 ............................      34,775       34,797,256
AAA    Ohio Air Quality Dev Auth PCR
       (JMG Co) AMBAC Ser 94B AMT
       6.375%, 4/01/29 ............................       6,925        7,539,040
Aaa    Ohio HFA SFMR
       Mtg Rev GNMA Ser 00A-1 AMT
       6.35%, 9/01/31(a) ..........................       8,365        8,747,280
Baa2   Toledo Lucas Cnty Port Fac
       (CSX Transp) Ser 92
       6.45%, 12/15/21(a) .........................       4,730        5,180,769
                                                                    ------------
                                                                      58,545,025
                                                                    ------------


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Pennsylvania-4.3%
AA-    Cambria Cnty Water Auth
       Cambria Township Ser 93A AMT
       6.00%, 12/01/12 ............................     $ 1,040     $  1,042,392
BBB    Pennsylvania Econ Dev Auth
       Waste Wtr Revs (Sun Co) Ser 94A AMT
       7.60%, 12/01/24 ............................       5,000        5,283,800
A+     Pennsylvania Higher Ed Hosp Rev
       (UPMC) Ser 01A
       6.00%, 1/15/31 .............................       3,845        3,852,997
AAA    Pennsylvania Higher Ed
       Student Loan Rev
       AMBAC Ser 88D AMT
       6.05%, 1/01/19 .............................       4,900        5,000,989
AAA    Philadelphia Utility Rev
       (Gas Works) FSA Ser 3
       5.125%, 8/01/31 ............................       5,000        4,841,350
AAA    South Central Gen Auth Hosp Rev
       (Wellspan Hlth) MBIA Ser 01
       5.25%, 5/15/31 .............................       1,000          994,080
AAA    Washington Cnty
       Capital Funding AMBAC Ser 99
       6.15%, 12/01/29 ............................       6,480        7,212,629
                                                                    ------------
                                                                      28,228,237
                                                                    ------------
       Puerto Rico-0.1%
AAA    Puerto Rico Hsg Fin Corp Rev
       Mtg Rev GNMA Ser 98A AMT
       5.20%, 12/01/32 ............................       1,000          990,430
                                                                    ------------
       South Carolina-4.8%
A      South Carolina
       Tobacco Settlement Bonds Ser 01
       6.375%, 5/15/28 ............................      29,950       30,114,126
A      South Carolina
       Tobacco Settlement Bonds Ser 01B
       6.375%, 5/15/30 ............................       1,000        1,009,780
                                                                    ------------
                                                                      31,123,906
                                                                    ------------
       Tennessee-1.1%
BBB    Memphis Shelby Cnty Spec Fac
       (Federal Express) Ser 93 AMT
       6.20%, 7/01/14 .............................       7,200        7,385,688
                                                                    ------------
       Texas-19.2%
BB     Alliance Arpt Auth Fac Imp
       (American Airlines) Ser 90 AMT
       7.50%, 12/01/29 ............................      25,730       23,968,267


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 21

------------------------
      NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

BBB    Alliance Arpt Auth Spec Fac
       (Federal Express) Ser 96 AMT
       6.375%, 4/01/21 ............................     $23,000     $ 23,537,050
AAA    Corpus Christi Arpt Rev
       (Corpus Christi Int'l) FSA Ser 00B
       5.375%, 2/15/30 ............................       7,100        7,074,014
BB     Dallas Fort Worth Texas Arpt Fac Imp
       (American Airlines) Ser 99 AMT
       6.375%, 5/01/35 ............................       3,745        2,970,272
AAA    Dallas Fort Worth Texas Arpt Fac Imp
       Arpt Rev FGIC Ser 01A AMT
       5.50%, 11/01/35 ............................      20,000       19,848,600
Baa3   Grapevine Arpt Fac Rev
       (Cargo ACQ Grp) FGIC Ser 02 AMT
       6.50%, 1/01/24(a) ..........................       1,000        1,001,410
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 01E AMT
       6.75%, 7/01/29 .............................       2,100        1,900,248
       7.00%, 7/01/29 .............................      11,875       11,085,075
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 97B AMT
       6.125%, 7/15/27 ............................       8,000        6,683,280
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 98C AMT
       5.70%, 7/15/29 .............................       8,000        6,041,920
Baa3   Houston IDC Arpt Fac Rev
       (Cargo ACQ Grp) Ser 02 AMT
       6.375%, 1/01/23(a) .........................       3,000        2,974,170
BBB+   Sabine River Auth PCR
       (Texas Util Elec Proj) Ser 01B AMT
       5.75%, 5/01/30 .............................      13,000       13,047,060
BBB    Tyler Health Fac Auth Hosp Rev
       (Mother Francis Hospital Regl Hlth) Ser 01
       6.00%, 7/01/31 .............................       5,000        4,826,250
                                                                    ------------
                                                                     124,957,616
                                                                    ------------
       Virginia-0.7%
A2     Arlington IDA Hosp Rev
       (Arlington Hlth Sys) Ser 01
       5.25%, 7/01/31(a) ..........................       1,000          944,430
AAA    Fairfax Cnty Water Auth
       Water Rev Ser 02
       5.00%, 4/01/32 .............................       3,680        3,574,200
                                                                    ------------
                                                                       4,518,630
                                                                    ------------


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NATIONAL PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Wisconsin-0.4%
Baa3   Milwaukee Arpt Rev
       (Cargo ACQ Grp) Ser 02 AMT
       6.50%, 1/01/25(a) ..........................     $ 2,345     $  2,348,306
                                                                    ------------
       Total Long-Term Municipal Bonds
         (cost $610,609,685) ......................                  622,546,849
                                                                    ------------
       Short-Term Municipal Notes(c)-2.8%
       Minnesota-0.2%
A-1+   Minn-St. Paul Hosp Rev
       (Childrens Hlth Care) FSA Ser 95B
       1.70%, 8/15/25 .............................       1,320        1,320,000
                                                                    ------------
       New York-0.3%
A-1+   Long Island Power Auth
       Elec Rev Ser 01 Subser 2B
       1.65%, 5/01/33 .............................       1,800        1,800,000
                                                                    ------------
       Pennsylvania-2.3%
A-1    Allegheny Cnty IDA Hlth & Hsg Fac Rev
       (Longwood) Ser 01B RADIAN
       1.90%, 7/01/27 .............................      15,145       15,145,000
                                                                    ------------
       Total Short-Term Municipal Notes
         (cost $18,265,000) .......................                   18,265,000
                                                                    ------------
       Total Investments-98.3%
         (cost $628,874,685) ......................                  640,811,849
       Other assets less liabilities-1.7%  ........                   10,869,807
                                                                    ------------
       Net Assets-100% ............................                 $651,681,657
                                                                    ============

See footnote summary on page 46.

See Glossary of Terms on page 46.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 23

--------------------------
INSURED NATIONAL PORTFOLIO
  PORTFOLIO OF INVESTMENTS
--------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.4%

       Long-Term Municipal Bonds-95.9%
       Alaska-17.4%
AAA    Alaska Hsg Fin Corp MFHR
       Mtg Rev MBIA Ser 96A
       6.05%, 12/01/17 ............................     $ 1,125     $  1,158,300
AAA    Alaska Hsg Fin Corp SFMR
       Mtg Rev MBIA Ser 97A
       6.00%, 6/01/27 .............................      25,000       25,649,750
       6.10%, 12/01/37 ............................      10,000       10,241,400
                                                                    ------------
                                                                      37,049,450
                                                                    ------------
       California-8.8%
AAA    Lancaster GO
       MBIA Ser 01
       Zero coupon, 8/01/22 .......................       2,380          773,429
       Zero coupon, 8/01/23 .......................       2,915          890,591
       Zero coupon, 8/01/24 .......................       3,265          937,283
NR     Los Angeles Cnty Comm Fac Dist #92-1
       (Castaic Union SD Northlake Proj) Ser 92
       9.00%, 10/01/19 ............................       8,710        9,001,698
AAA    San Bernardino Cnty Redev
       (Ontario Proj #1) MBIA Ser 93 ETM
       5.80%, 8/01/23 .............................       2,000        2,094,480
AAA    San Francisco Sales Tax Rev
       (Bay Area Rapid Transit Dist)
       AMBAC Series 01
       5.125%, 7/01/36 ............................       5,095        5,025,861
                                                                    ------------
                                                                      18,723,342
                                                                    ------------
       Colorado-5.9%
AAA    Denver City & Cnty
       Arpt Sys Rev MBIA Ser 95A
       5.70%, 11/15/25 ............................       6,375        6,495,742
AAA    Northwest Parkway Auth
       Toll Rev FSA Ser 01C
       Zero coupon, 6/15/25 .......................      10,000        5,977,000
                                                                    ------------
                                                                      12,472,742
                                                                    ------------


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Florida-5.7%
NR     Collier Cnty Comm Fac Dist
       (Fiddler's Creek) Series 99A
       5.875%, 5/01/21 ............................     $ 9,055     $  8,897,534
AA     Volusia Cnty Hlth Fac Auth
       (John Knox Village) Asset Gty Ser 96A
       6.00%, 6/01/17 .............................       3,000        3,207,750
                                                                    ------------
                                                                      12,105,284
                                                                    ------------
       Illinois-3.0%
AAA    Chicago Stadium Rev
       (Soldier Field) AMBAC Series 01
       Zero coupon, 6/15/30 .......................      10,000        6,273,400
                                                                    ------------
       Massachusetts-7.1%
AAA    Massachusetts HFA MFHR
       Residential Dev AMBAC Ser 93A
       6.15%, 10/01/15 ............................       3,500        3,653,440
AA     Massachusetts Hlth & Ed Facs Auth
       (Berkshire Hlth Sys) Asset Gty Ser 01E
       5.70%, 10/01/25 ............................       8,500        8,613,390
AA     Massachusetts Hlth & Ed Facs Auth
       (Cape Cod Healthcare) Asset Gty Ser 01C
       5.25%, 11/15/31 ............................       2,900        2,782,434
                                                                    ------------
                                                                      15,049,264
                                                                    ------------
       Michigan-11.6%
AAA    Detroit Swr Sys Rev
       FGIC Ser 93A
       9.798%, 7/01/23(b) .........................       6,210        6,961,037
AAA    Detroit Water Supply Systems
       FGIC Series 01B
       5.50%, 7/01/33 .............................       1,450        1,481,436
AAA    Kalamazoo HFA Hosp Rev
       (Borgess Med Ctr) FGIC Ser 94A ETM
       8.738%, 6/01/11(b) .........................       5,140        5,420,541
AAA    Michigan
       (State Trunk Line Fund) FSA Ser 01A
       5.25%, 11/01/30 ............................       1,000          994,140
AAA    Michigan Strategic Fund
       (Detroit Edison Co) MBIA Ser 95AA
       6.40%, 9/01/25 .............................       2,335        2,578,097
A      Pontiac Tax Increment Finance Auth Rev
       (Tax Increment Dev Area #2) ACA Ser 02
       5.625%, 6/01/22 ............................         700          690,438
AAA    Royal Oak Hosp Fin Auth Hosp Rev
       (William Beaumont) MBIA Ser 01M
       5.25%, 11/15/35 ............................       1,300        1,271,881


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 25

--------------------------
INSURED NATIONAL PORTFOLIO
  PORTFOLIO OF INVESTMENTS
--------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    Wayne Charter Cnty
       (Detroit Metro Arpt Hotel Rev)
       MBIA Ser 01A
       5.00%, 12/01/30 ............................     $ 5,670     $  5,380,887
                                                                    ------------
                                                                      24,778,457
                                                                    ------------
       Minnesota-6.0%
AA     Waconia Hlth Fac
       (Ridgeview Med Ctr) Asset Gty Ser 99A
       6.125%, 1/01/29 ............................      12,095       12,793,607
                                                                    ------------
       New Jersey-1.7%
AAA    New Jersey Ed Facs Auth
       (NJ Institute of Technology) MBIA Ser 01G
       4.75%, 7/01/31 .............................       1,200        1,121,016
AAA    New Jersey Hlth Care Fac Fin Auth
       (Jersey City Med) FHA AMBAC Ser 01
       5.00%, 8/01/41 .............................       2,500        2,408,375
                                                                    ------------
                                                                       3,529,391
                                                                    ------------
       New York-3.7%
AAA    Nassau Cnty Hlth Fac
       (Nassau Hlth Sys Rev) FSA Ser 99
       5.75%, 8/01/29 .............................       7,600        7,942,760
                                                                    ------------
       Ohio-6.3%
AAA    Akron Higher Ed
       (Univ of Akron) FGIC Ser 99
       5.75%, 1/01/29 .............................       3,000        3,149,910
AAA    Hamilton Cnty
       Sales Tax AMBAC Ser 00B
       5.25%, 12/01/32 ............................       4,800        4,803,072
AAA    Summit Cnty GO
       FGIC Ser 00
       6.00%, 12/01/21 ............................       5,000        5,513,950
                                                                    ------------
                                                                      13,466,932
                                                                    ------------
       Pennsylvania-10.8%
AA-    Allegheny Cnty Hgr Ed Auth
       (Carnegie Mellon Univ)
       5.50%, 3/01/28 .............................       7,665        7,810,022
AAA    Pennsylvania Turnpike Transp Rev
       AMBAC Ser 01
       5.25%, 7/15/41 .............................      10,000        9,900,700
AAA    South Central Gen Auth Hosp Rev
       (Wellspan Health) MBIA Ser 01
       5.25%, 5/15/31 .............................       5,300        5,268,624
                                                                    ------------
                                                                      22,979,346
                                                                    ------------


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND

                                                      --------------------------
                                                      INSURED NATIONAL PORTFOLIO
                                                      PORTFOLIO OF INVESTMENTS
                                                      --------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Puerto Rico-3.9%
AAA    Puerto Rico Elec Pwr Auth
       Electric Util Ser 02-1 XLCA
       5.25%, 7/01/22 .............................     $ 8,010     $  8,241,329
                                                                    ------------
       Rhode Island-4.0%
AA     Rhode Island Eco Dev Auth
       (Providence Place Mall Proj)
       Asset Gty Ser 00
       6.125%, 7/01/20 ............................       8,000        8,584,240
                                                                    ------------
       Total Long-Term Municipal Bonds
         (cost $197,837,848) ......................                  203,989,544
                                                                    ------------
       Short-Term Municipal Note-2.5%
       Michigan-2.5%
A-1+   Marquette
       (Northern Michigan Univ) FGIC Ser 01
       1.70%, 6/01/31(c)
       (cost $5,400,000) ..........................       5,400        5,400,000
                                                                    ------------
       Total Investments-98.4%
         (cost $203,237,849) ......................                  209,389,544
       Other assets less liabilities-1.6%  ........                    3,332,617
                                                                    ------------

       Net Assets-100% ............................                 $212,722,161
                                                                    ============

See footnote summary on page 46.

See Glossary of Terms on page 46.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 27

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.8%

       Long-Term Municipal Bonds-97.3%
       New York-88.5%
Baa1   Cattaraugus Cnty Hgr Ed
       (Jamestown CC) Ser 00A
       6.50%, 7/01/30(a) ..........................     $ 1,000     $  1,053,860
A+     Chautauqua Cnty
       Tobacco Settlement Bonds Ser 00
       6.75%, 7/01/40(a) ..........................       7,660        8,175,058
BBB    Essex Cnty IDR
       (Int'l Paper) Ser 95A AMT
       5.80%, 12/01/19 ............................       5,000        5,016,250
Aaa    Glen Cove IDR
       (The Regency at Glen Cove)
       Ser 92B ETM
       Zero coupon, 10/15/19(a) ...................      35,010       12,042,740
BBB-   Herkimer Cnty IDR Hgr Ed
       (Herkimer CC Stud Hsg) Ser 00
       6.50%, 11/01/30 ............................       2,000        2,097,680
Aaa    Horseheads CCRC
       (Appleridge Retrmt Cmmty)
       GNMA Ser 99
       5.75%, 9/01/41(a) ..........................       4,000        4,113,000
AAA    Long Island Power Auth
       Elec Rev FSA Ser 01A
       5.25%, 9/01/28 .............................      10,000       10,021,200
A      Monroe Cnty
       Tobacco Settlement Bonds
       Ser 00
       6.375%, 6/01/35 ............................       8,200        8,587,532
Aa1    Monroe Cnty MFHR
       (Southview Towers Proj) Ser 00 AMT
       6.25%, 2/01/31(a) ..........................       1,130        1,200,444
A-     Nassau Cnty
       Tobacco Settlement Bonds Ser 99-1
       6.60%, 7/15/39 .............................      35,855       37,345,851
A      New York
       Tobacco Settlement TSASC Ser 99-1
       6.375%, 7/15/39 ............................      41,875       42,875,812
A      New York City GO
       Ser 93D
       10.389%, 8/01/14(b) ........................      10,000       10,714,800
A      New York City GO
       Ser 96-J
       6.00%, 2/15/24 .............................      11,200       11,847,248


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AA     New York City Hsg Dev Corp MFHR
       Rental Hsg Ser 01C-2 AMT
       5.40%, 11/01/33 ............................     $ 3,030     $  2,967,552
Aa3    New York City IDA Ed Fac
       (Spence School)
       5.20%, 7/01/34(a) ..........................       3,155        3,125,564
BBB-   New York City IDA Spec Fac
       (Airis JFK Proj) Ser 01A
       5.50%, 7/01/28 .............................       7,000        6,488,160
BBB-   New York City IDA Spec Fac Rev
       (British Airways) Ser 98 AMT
       5.25%, 12/01/32 ............................       1,675        1,240,991
BB     New York City IDR
       (American Airlines) Ser 90 AMT
       5.40%, 7/01/20 .............................       3,500        2,630,355
BB     New York City IDR
       (American Airlines) Ser 94 AMT
       6.90%, 8/01/24 .............................      12,000       10,501,920
BBB+   New York City IDR
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24 ............................      25,690       26,018,575
AA+    New York City Trans Fin Auth
       Ser 00B
       6.00%, 11/15/29 ............................       6,000        6,437,280
A      New York City Trust Cultural Resources
       (Museum American Folk Art) ACA Ser 00
       6.125%, 7/01/30 ............................       5,500        5,736,280
AAA    New York City Trust Cultural Resources
       (Museum of Modern Art) AMBAC Ser 01D
       5.125%, 7/01/31 ............................      15,000       14,742,600
A      New York GO
       Ser 01B
       5.50%, 12/01/31 ............................      12,000       12,079,320
A      New York GO
       Ser 97A
       6.25%, 8/01/17 .............................      15,500       16,854,080
A      New York State Counties
       Tobacco Settlement Bonds Ser 00B
       6.625%, 6/01/42 ............................      10,000       10,539,200
Aa3    New York State Dorm Auth Hlth Fac
       (FTT Sr Communities)
       5.70%, 7/01/29(a) ..........................       4,000        4,255,440
BBB    Niagara Cnty IDA SWR
       (American Ref-Fuel Corp) Ser 01C AMT
       5.625%, 11/15/24 ...........................       3,000        3,048,810
AAA    Niagara Frontier Trans Arpt Rev
       (Buffalo Niagara) MBIA AMT
       5.625%, 4/01/29 ............................       2,500        2,537,475
AAA    Niagara Frontier Trans Arpt Rev
       (Gtr Buffalo Int'l) AMBAC Ser 94A AMT
       6.25%, 4/01/24 .............................      16,125       17,158,451


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 29

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    NYS Dorm Auth Hlth Fac
       (Eger Rehab Ctr) FHA
       6.10%, 8/01/37 .............................     $ 4,250     $  4,531,265
BBB    NYS Dorm Auth Hosp Rev
       (Mount Sinai) Ser 00
       6.50%, 7/01/25 .............................      10,000       10,491,100
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA AMT
       9.526%, 7/08/26(b) .........................       6,000        6,146,700
A-     NYS Energy Res & Dev Auth
       (Long Island Ltg Co) Ser 95A AMT
       5.30%, 8/01/25 .............................       7,500        7,469,550
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26 .............................      15,000       16,101,000
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27 ............................       6,700        7,045,050
AAA    NYS Mtg Agy SFMR
       Mtg Rev Ser 24 AMT
       6.125%, 10/01/30 ...........................      21,550       22,295,415
Aaa    NYS Mtg Agy SFMR
       Mtg Rev Ser 29
       5.45%, 4/01/31(a) ..........................       9,000        8,960,580
Aaa    NYS Mtg Agy SMFR
       Mtg Rev Ser 31A AMT
       5.30%, 10/01/31(a) .........................      10,000        9,824,000
Aa1    NYS Mtg Agy SFMR
       Mtg Rev Ser 82 AMT
       5.65%, 4/01/30(a) ..........................       9,200        9,238,180
Aa1    NYS Mtg Agy SFMR
       Mtg Rev Ser 84 AMT
       5.95%, 4/01/30(a) ..........................      27,360       27,976,147
A+     Onondaga Cnty IDR
       (Anheuser Busch) Ser 99 AMT
       6.25%, 12/01/34 ............................       3,500        3,647,490
AAA    Onondaga Cnty PCR
       (Bristol-Myers Squibb) AMT
       5.75%, 3/01/24 .............................       4,000        4,246,920
Baa3   Onondaga County IDA Arpt Fac
       (Cargo Acq Grp) Ser 02 AMT
       6.125%, 1/01/32(a) .........................       1,000          993,810
AAA    Port Auth of NY & NJ
       (JFK Int'l Proj) MBIA Ser 97-6 AMT
       5.75%, 12/01/22 ............................       8,820        9,131,346
AA-    Port Auth of NY & NJ
       Cons Rev (95th) AMT
       6.125%, 7/15/29 ............................      16,075       16,878,107
AAA    Port Auth of NY & NJ
       Cons Rev (96th) FGIC AMT
       6.60%, 10/01/23 ............................         510          545,654


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        NEW YORK PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A      Rensselar
       Tobacco Settlement Bonds Ser 01
       5.625%, 6/01/35 ............................     $ 1,390     $  1,354,319
       5.75%, 6/01/43 .............................       2,000        1,953,700
A      Rockland
       Tobacco Settlement Bonds Ser 01
       5.75%, 8/15/43 .............................       3,150        3,076,857
NR     Staten Island Hlth Fac
       (Staten Island Hosp) Ser 01B
       6.375%, 7/01/31 ............................       2,000        1,982,780
NR     Suffolk County IDR
       (Nissequogue Cogen Fac) Ser 98 AMT
       5.50%, 1/01/23 .............................       7,750        7,259,037
AA-    Triboro Bridge & Tunnel Auth
       Gen Purp Rev Ser 02A
       5.00%, 1/01/32 .............................       5,000        4,740,850
AAA    Troy Hsg Dev Corp MFHR
       (T.U.R.) FHA Ser 90C
       8.10%, 2/01/24 .............................       1,165        1,230,333
A1     Ulster Cnty
       Tobacco Settlement Bonds Ser 01
       Zero coupon, 6/01/25(a) ....................       1,690        1,521,896
       Zero coupon, 6/01/40(a) ....................       1,630        1,003,819
       6.00%, 6/01/40(a) ..........................       1,000        1,011,240
NR     Utica Dev Fin Agy Ed Fac
       (Utica College) Ser 01
       6.85%, 12/01/31 ............................       1,750        1,763,773
AAA    Yonkers IDA Hlth Fac
       (Malotz Pavil Proj) MBIA Ser 99
       5.65%, 2/01/39 .............................         700          717,395
                                                                    ------------
                                                                     494,591,841
                                                                    ------------
       Ohio-2.4%
BB-    Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27 ............................      19,015       13,579,372
                                                                    ------------
       Puerto Rico-4.6%
AAA    Puerto Rico Elec Pwr Auth
       Electric Util XLCA Ser 02-1
       5.25%, 7/01/22 .............................      18,000       18,519,840
AAA    Puerto Rico Highway
       Transp Rev FSA Ser 02D
       5.00%, 7/01/27 .............................       5,000        4,971,300
AAA    Puerto Rico Hsg Fin Corp SFMR
       Mtg Rev Ser 01A
       5.20%, 12/01/33 ............................       2,000        1,977,880
                                                                    ------------
                                                                      25,469,020
                                                                    ------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 31

------------------------
      NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       Texas-1.8%
BB-    Harris Cnty Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 7/01/19 ............................     $ 3,155     $  2,268,193
BB-    Houston Arpt Fac Rev
       (Continental Airlines) Ser 01E AMT
       7.00%, 7/01/29 .............................       8,125        7,584,525
                                                                    ------------
                                                                       9,852,718
                                                                    ------------
       Total Long-Term Municipal Bonds
         (cost $520,267,350) ......................                  543,492,951
                                                                    ------------
       Short-Term Municipal Notes(c)-1.5%
       New York-1.5%
A-1    New York City GO
       MBIA Ser 94H-2
       1.65%, 8/01/13 .............................       2,600        2,600,000
A-1+   New York City Hsg Dev Corp MFHR
       (East 17th Street) Ser 93A
       1.65%, 1/01/23 .............................       5,500        5,500,000
A-1+   New York City IDA Civic Fac Rev
       (MSMC Realty Corp Proj)
       1.65%, 1/01/31 .............................         500          500,000
                                                                    ------------
       Total Short-Term Municipal Notes
         (cost $8,600,000) ........................                    8,600,000
                                                                    ------------
       Total Investments-98.8%
         (cost $528,867,350) ......................                  552,092,951
       Other assets less liabilities-1.2%  ........                    6,818,758
                                                                    ------------
       Net Assets-100% ............................                 $558,911,709
                                                                    ============

See footnote summary on page 46.

See Glossary of Terms on page 46.

See notes to financial statements.


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       MUNICIPAL BONDS-98.6%

       Long-Term Municipal Bonds-98.6%
       California-98.2%
Aaa    ABAG Fin Auth Corps MFHR
       (Bijou Woods Apts) FNMA Ser 01 AMT
       5.30%, 12/01/31 (a) ........................     $ 2,735     $  2,667,090
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/36 ......................      39,940        5,659,498
       Zero coupon, 10/01/37 ......................       9,000        1,192,500
BBB+   Assoc Bay Area Gov Hosp Rev
       (Sharp Medical) Ser A
       6.125%, 8/15/20 ............................      22,000       22,476,300
AAA    Assoc Bay Area Gov MFHR
       (Civic Cntr Dr Apt) FSA Ser 99-A AMT
       5.875%, 3/01/32 ............................      16,880       17,307,233
NR     Calaveras Cnty Comm Fac Dist #2
       (Saddle Creek) Ser 01
       7.00%, 9/01/26 .............................       7,220        7,454,506
BBB-   California Ed Fac Hgr Ed
       (Col of Arts & Crafts) Ser 01
       5.875%, 6/01/30 ............................       2,200        2,189,396
AAA    California GO (Veterans Housing)
       AMBAC Ser 01A
       5.35%, 12/01/27 ............................      22,320       22,288,082
AAA    California GO
       Veterans Housing AMBAC Ser 95 AMT
       6.20%, 12/01/32 ............................       3,000        3,295,320
       6.375%, 2/01/27 ............................       4,385        4,401,224
AAA    California GO
       Veterans Housing FSA Ser 01 AMT
       5.60%, 12/01/19 ............................       9,180        9,252,063
       5.65%, 12/01/24 ............................      12,000       12,057,600
       5.70%, 12/01/28 ............................       6,000        6,028,800
A+     California GO
       Veterans Housing Ser 00BJ9/10 AMT
       6.00%, 12/01/24 ............................       7,000        7,165,550
       6.05%, 12/01/32 ............................       8,000        8,593,680
AAA    California HFA MFHR
       Mtg Rev MBIA Ser 97I AMT
       5.75%, 2/01/29 .............................      12,795       12,975,154
A+     California HFA MFHR
       Mtg Rev Ser 92A AMT
       6.50%, 2/01/14 .............................       4,865        5,004,479
AAA    California HFA SFMR
       Mtg Rev FHA Ser 95A-2 AMT
       6.45%, 8/01/25 .............................       7,240        7,460,458


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 33

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    California HFA SFMR
       Mtg Rev FHA Ser 96R AMT
       6.15%, 8/01/27 .............................     $ 1,995     $  2,052,815
AAA    California HFA SFMR
       Mtg Rev FSA Ser 01B AMT
       Zero coupon, 8/01/31 .......................      52,670        9,672,319
AAA    California HFA SFMR
       Mtg Rev FSA Ser 01-I AMT
       Zero coupon, 2/01/32 .......................      17,750        2,919,165
AAA    California HFA SFMR
       Mtg Rev FSA Ser 01-M AMT
       Zero coupon, 8/01/32 .......................      44,255        7,231,709
AAA    California HFA SFMR
       Mtg Rev MBIA Ser J AMT
       5.40%, 8/01/28 .............................       4,115        4,035,416
AAA    California HFA SFMR
       Mtg Rev MBIA Ser 97M AMT
       5.60%, 8/01/29 .............................       4,135        4,144,883
AA-    California HFA SFMR
       Mtg Rev Ser 94E AMT
       6.70%, 8/01/25 .............................         315          318,843
AA     California HFA SFMR
       Mtg Rev Ser 99A-2 AMT
       5.25%, 8/01/26 .............................       6,875        6,645,719
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Art)
       ACA Ser 99
       5.80%, 12/01/29 ............................      10,715       10,832,115
A      California Infrastructure Hosp Rev
       (Kaiser Hosp) Ser 01A
       5.55%, 8/01/31 .............................      28,000       27,598,760
AAA    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) MBIA Ser 96A AMT
       5.35%, 12/01/16 ............................      15,500       16,243,690
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23 ............................      36,145       33,726,538
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23 ............................      36,510       33,934,585
AAA    California Poll Ctl Fin Auth
       (So Calif Edison) MBIA Ser 99C AMT
       5.55%, 9/01/31 .............................       7,950        8,088,250
BB     California Poll Ctl Fin Auth
       (So Calif Edison) Ser 92B AMT
       6.40%, 12/01/24 ............................       9,280        9,041,875


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A      California Poll Ctl Fin Auth
       (Tracy Material Recovery)
       ACA Ser 99A AMT
       5.70%, 8/01/14 .............................     $ 3,670     $  3,894,531
AAA    California Rural MFA SFMR
       Mortgage Revenue
       GNMA/FNMA Ser 00B AMT
       6.25%, 12/01/31 ............................       2,270        2,389,493
AAA    California Rural MFA SFMR
       Mortgage Revenue
       GNMA/FNMA Ser 00D AMT
       6.00%, 12/01/31 ............................       5,355        5,563,952
AAA    California Rural MFA SFMR
       Mortgage Revenue
       GNMA/FNMA Ser 99A AMT
       5.40%, 12/01/30 ............................       1,980        1,984,079
AAA    California Rural MFA SFMR
       Mortgage Revenue MBIA Ser 99A AMT
       5.40%, 12/01/30 ............................       4,855        4,854,757
NR     California Statewide Comm Dev Auth
       (Drew College Prep) Ser 00
       7.25%, 10/01/30 ............................       8,000        8,585,600
NR     California Statewide Comm Dev Auth
       (Live Oak Sch) Ser 00
       6.25%, 10/01/12 ............................       1,000          977,240
NR     California Statewide Comm Dev Auth
       (Saint Mark's School) Ser 01
       6.75%, 6/01/28 .............................       2,555        2,565,910
NR     California Statewide Comm Dev Auth
       (San Diego Space & Science Fndn)
       Ser 96
       7.50%, 12/01/16 ............................       3,100        3,572,564
NR     California Statewide Comm Dev Auth
       (Sonoma Cntry Day Sch) Ser 99
       6.00%, 1/01/29 .............................      14,000       14,049,560
B+     California Statewide Comm Dev Auth
       (United Airlines) Ser 97 AMT
       5.625%, 10/01/34 ...........................      17,235        9,824,295
NR     California Statewide Comm Dev Auth
       (Wildwood Elem School) Ser 01
       7.00%, 11/01/29 ............................       8,000        8,262,880
NR     California Statewide Comm Dev Auth
       (Windward Sch) Ser 99
       6.90%, 9/01/23 .............................       2,000        2,068,960
Aaa    California Statewide Comm Dev Auth
       Ed Fac
       (Loyola Marymount Univ) MBIA Ser 01
       Zero coupon, 10/01/36(a) ...................       7,615        1,079,045
       Zero coupon, 10/01/37(a) ...................       7,615        1,008,988
       Zero coupon, 10/01/38(a) ...................       6,615          827,867
       Zero coupon, 10/01/39(a) ...................       7,120          841,584


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 35

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    California Statewide
       Comm Dev Auth MFHR
       (Highland Creek Apts)
       FNMA Ser 01K AMT
       5.40%, 4/01/34 .............................     $ 5,745     $  5,675,773
AAA    California Statewide
       Comm Dev Auth MFHR
       (Santa Paula Vlg Apt)
       FNMA Ser 98D AMT
       5.43%, 5/01/28 .............................       2,090        2,081,347
NR     Carson Assess Dist
       (Dominguez Tech Ctr) Ser 01-1
       6.35%, 9/02/23 .............................       3,825        3,842,824
       6.375%, 9/02/31 ............................       5,000        4,986,250
AAA    Castaic Lake Wtr Agy
       Wtr Sys Imp Proj MBIA Ser 01A
       5.20%, 8/01/30 .............................       4,625        4,617,831
BBB+   Central Calif Joint Powers Hosp Rev
       (Central Calif Comm Hosp) Ser 00
       6.00%, 2/01/30 .............................      14,000       14,152,740
NR     Chino Comm Fac Dist #99-1
       (Spectrum West) Ser 99
       6.35%, 9/01/29 .............................       3,450        3,476,358
NR     Chino Hills Comm Fac Dist
       (Fairfield Ranch) Ser 00
       6.95%, 9/01/30 .............................       5,200        5,516,212
AA-    Chula Vista PCR
       (San Diego Gas & Elec) Ser 92A AMT
       6.40%, 12/01/27 ............................      23,240       23,762,900
Aaa    Contra Costa Cnty MFHR
       (Byron Park Proj) GNMA Ser 93A AMT
       6.40%, 1/20/31(a) ..........................      11,860       12,414,218
NR     Corona Comm Fac Dist #97-2
       (Eagle Glen) Ser 98
       5.875%, 9/01/23 ............................       3,260        3,262,869
NR     Corona Comm Fac Dist #97-2
       (Eagle Glen) Ser 98 ETM
       5.875%, 9/01/23 ............................       3,345        3,347,943
AAA    Cucamonga Cnty COP
       Wtr Dist FGIC Ser 01
       5.125%, 9/01/35 ............................       5,000        4,932,750
AA     El Centro Fin Auth Hosp Rev
       (El Centro Med Ctr) Ser 01
       5.375%, 3/01/26 ............................      18,000       18,004,860
NR     Encinitas Comm Fac Dist #1
       (Encinitas Ranch) Ser 98A
       6.00%, 9/01/30 .............................      16,170       16,016,223
NR     Encinitas Rec Rev
       (Encinitas Ranch Golf Course) Ser 96A
       7.75%, 9/01/26 .............................      10,400       11,232,000


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

NR     Fontana Comm Fac Dist #11
       (Heritage West End) Ser 99A
       6.50%, 9/01/28 .............................     $ 9,150     $  9,458,995
AAA    Garden Grove COP
       Financing Project AMBAC Series 02A
       5.125%, 3/01/32 ............................       2,820        2,781,592
NR     Kern Cnty Comm Fac Dist #00-1
       (Tejon Ranch) Ser 00A
       7.20%, 9/01/30 .............................       5,815        6,410,921
NR     Kern Cnty Comm Fac Dist #00-1
       (Tejon Ranch) Ser 00A ETM
       7.20%, 9/01/30 .............................       4,110        4,531,193
NR     La Verne Comm Fac Dist #88-1
       Spec Tax Ser 98
       5.875%, 3/01/14 ............................       6,210        6,340,100
AA-    Long Beach Port Fac
       Harbor Rev Ser 93 AMT
       5.125%, 5/15/18 ............................      16,325       16,368,914
AAA    Los Angeles Cnty Arpt
       (Ontario Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 5/15/22 .............................      12,780       13,757,798
AAA    Los Angeles Cnty Pub Works
       Lease Rev AMBAC Ser 97V- B
       5.125%, 12/01/29 ...........................       3,400        3,362,702
AAA    Los Angeles Cnty Transp Auth
       Sales Tax Revenue FGIC Ser 00A
       5.25%, 7/01/30 .............................       3,750        3,760,538
BB     Los Angeles Comm Redev MFHR
       (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26 ............................       4,030        3,686,765
AAA    Los Angeles Dept of Wtr & Pwr
       Electric Revenue MBIA Ser 01A
       5.00%, 7/01/24 .............................       8,500        8,310,110
AA     Los Angeles Dept of Wtr & Pwr
       (Electric Revenue) Ser 01A
       5.125%, 7/01/41 ............................       5,030        4,852,843
AA     Los Angeles Dept of Wtr & Pwr
       (Electric Revenue) FGIC Ser 01A
       5.125%, 7/01/41 ............................       5,000        4,863,850
AAA    Los Angeles Harbor Rev
       MBIA Ser 96B AMT
       6.20%, 8/01/25 .............................      10,000       11,029,500
AA     Los Angeles Harbor Rev
       Ser 96B AMT
       5.375%, 11/01/23 ...........................      13,250       13,296,772
AAA    Los Angeles MFHR
       (Park Plaza West) GNMA AMT
       5.50%, 1/20/43 .............................       5,000        4,943,400
A1     Merced Cnty
       Tobacco Settlement Bonds Ser 02A
       5.875%, 6/01/43(a) .........................       2,500        2,459,100


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 37

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A      No Calif / Sacramento
       Tobacco Settlement Bonds Ser 01A
       5.375%, 6/01/41 ............................     $ 5,500     $  5,060,770
AAA    No Calif Trans Agy Elec Rev
       (Calif-Oregon Trans) MBIA Ser 93A
       8.799%, 4/29/24(b) .........................      21,750       23,039,340
NR     Novato Comm Fac Dist #94-1
       (Hamilton Field) Ser 95 ETM
       7.375%, 9/01/25 ............................      10,720       11,330,182
NR     Ontario Calif Ltd. Assess Dist #107
       (Calif Commerce Ctr So)
       7.70%, 9/02/10 .............................       4,835        4,997,408
AAA    Orange Cnty Arpt Rev
       (John Wayne Int'l) MBIA Ser 93 AMT
       5.50%, 7/01/18 .............................       4,500        4,637,610
NR     Orange Cnty Comm Fac Dist #99-1
       (Ladera Ranch) Ser 99A
       6.70%, 8/15/29 .............................       3,000        3,167,130
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr) Ser 95A ETM
       Zero coupon, 1/01/24 .......................      10,255        3,054,657
       Zero coupon, 1/01/25 .......................      15,000        4,225,050
       Zero coupon, 1/01/27 .......................      10,000        2,494,700
       Zero coupon, 1/01/28 .......................      10,000        2,358,100
       Zero coupon, 1/01/30 .......................      27,935        5,838,694
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr) Ser 93 ETM
       Zero coupon, 1/01/17 .......................      16,000        7,559,520
       Zero coupon, 1/01/19 .......................      20,000        8,231,398
       Zero coupon, 1/01/20 .......................      20,000        7,711,000
       Zero coupon, 1/01/21 .......................      20,000        7,200,400
       Zero coupon, 1/01/23 .......................      35,000       11,091,500
       Zero coupon, 1/01/25 .......................      18,100        5,098,227
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Tranp Corr) MBIA ETM
       Zero coupon, 1/15/36 .......................      17,000        2,467,380
AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21 .......................      64,500       22,029,975
AAA    Palm Springs Fin Auth Arpt Rev
       (Palm Springs Regional Arpt)
       MBIA Ser 92 AMT
       6.00%, 1/01/22 .............................       6,860        7,019,838
A-     Placer Cnty Res Rec
       Wtrn Placer Wst Mgmt Ser 94 AMT
       6.75%, 7/01/14 .............................       5,800        6,235,696
AAA    Port of Oakland
       MBIA Ser 92E AMT
       6.40%, 11/01/22 ............................      23,370       24,244,739
       6.50%, 11/01/16 ............................       8,000        8,307,440


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

A-3    Port of Oakland Spec Fac
       Mitsui OSK Lines Ser 92A AMT
       6.80%, 1/01/19 .............................     $ 3,700     $  3,783,065
NR     Rancho Santa Fe Comm Fac Dist #1
       (Santa Fe Vly) Ser 00
       6.60%, 9/01/20 .............................       1,135        1,147,882
       6.70%, 9/01/30 .............................       7,475        7,540,407
NR     Riverside Cnty Assess Dist #161
       (Winchester Prop) Ser 94C
       10.00%, 9/02/14 ............................       4,475        5,262,153
NR     Riverside Comm Fac Dist #89-1
       (MTN Cove) Ser 00
       6.50%, 9/01/25 .............................       3,390        3,434,511
NR     Roseville Comm Fac Dist #1
       (Highland Reserve North) Ser 99
       6.30%, 9/01/25 .............................       6,975        7,057,514
NR     Roseville Comm Fac Dist #1
       (No Central Roseville) Ser 99
       5.80%, 9/01/17 .............................       7,015        7,081,222
NR     Roseville Comm Fac Dist #1
       (Woodcreek West) Ser 99
       6.70%, 9/01/25 .............................       3,000        3,134,940
AA-    Roseville GO
       High School District Ser 01E
       5.25%, 8/01/26 .............................       2,435        2,440,527
AAA    Sacramento Cnty Arpt Sys Rev
       MBIA Ser 96A AMT
       5.90%, 7/01/24 .............................       5,050        5,361,484
AAA    Sacramento Cnty Hsg Auth MFHR
       (Cottage Estates) FNMA Ser 00B AMT
       6.00%, 2/01/33 .............................       5,300        5,533,889
Aaa    Sacramento Cnty Hsg Auth MFHR
       (Verandas Apts) FNMA Ser 00H AMT
       5.70%, 3/01/34(a) ..........................       2,875        2,890,554
NR     Sacramento Comm Fac Dist #97-01
       (N Natomas) Ser 00B
       7.25%, 9/01/30 .............................       5,400        5,988,492
NR     Sacramento Comm Fac Dist #97-01
       (No Natomas Proj) Ser 97A
       6.70%, 9/01/17 .............................       6,200        6,466,352
       6.75%, 9/01/27 .............................       9,370        9,745,924
NR     Sacramento Comm Fac Lease Rev
       (No Natomas Proj) Ser 99A
       6.25%, 9/01/23 .............................       7,435        7,555,075
AAA    Sacramento Municipal Util Dist
       FGIC Ser 92A
       10.947%, 8/15/18(b) ........................       1,000        1,054,350
NR     San Bernardino Cnty Comm Fac Dist #1
       (Rancho Etiwanda) Ser 01
       6.40%, 9/01/31 .............................       8,000        8,083,360


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 39

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

NR     San Bernardino Cnty Comm Fac Dist #1
       (Rancho Etiwanda) Ser 01 ETM
       6.40%, 9/01/31 .............................     $ 3,150     $  3,182,823
Aaa    San Bernardino SFMR
       Mtg Rev GNMA/FNMA Ser 01-A1 AMT
       4.60%, 7/01/34(a) ..........................       8,000        8,317,760
NR     San Clemente Assess Dist
       #98-1 Ser 99
       6.05%, 9/02/28 .............................       2,750        2,764,052
NR     San Clemente Assess Dist
       #98-1 Ser 99 ETM
       6.05%, 9/02/28 .............................       1,250        1,256,388
AAA    San Diego HFA MFHR
       Rental Hsg Rev GNMA/FNMA
       Ser 98C AMT
       5.25%, 1/20/40 .............................       6,380        6,176,159
AAA    San Diego Hsg Auth MFHR
       (Vista La Rosa Apt) GNMA Ser 00A AMT
       6.00%, 7/20/41 .............................      10,230       10,580,684
AAA    San Francisco City & Cnty Int'l Arpt
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24 .............................       5,000        5,374,300
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24 .............................      11,000       11,802,450
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 96-II AMT
       6.25%, 5/01/26 .............................       7,000        7,768,390
AAA    San Francisco City & Cnty Int'l Arpt
       FSA Ser 00A AMT
       6.125%, 1/01/27 ............................       1,500        1,621,485
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10A AMT
       5.70%, 5/01/26 .............................       9,385        9,810,516
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 93 AMT
       6.20%, 5/01/20 .............................       5,580        5,842,316
NR     San Francisco Comm Fac Dist #6
       (Mission Bay) Ser 01
       6.125%, 8/01/31 ............................       7,000        6,952,050
A      San Francisco Univ Ed Fac
       Student Hsg Rev ACA Ser 99
       5.25%, 7/01/32 .............................      17,750       16,580,275
AAA    San Jose Arpt Rev
       (San Jose Arpts) FGIC Ser 93 AMT
       5.70%, 3/01/18 .............................       8,825        9,134,581
AAA    San Jose MFHR
       (Almaden Sr Hsg Apts) Ser 01G
       5.35%, 7/15/34 .............................       3,025        2,970,036


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND

                                                        ------------------------
                                                        CALIFORNIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA    San Jose Redev Special Tax
       MBIA Ser 02
       5.00%, 8/01/32 .............................    $10,000      $  9,681,200
NR     Santa Margarita Wtr Fac Dist #99-1
       (Talega) Ser 99
       6.20%, 9/01/20 .............................      5,330         5,439,105
       6.25%, 9/01/29 .............................     22,800        22,989,696
       6.25%, 9/01/29 .............................      4,545         4,608,585
A      Southern CA/San Diego
       Tobacco Settlement Revenue Ser 01A
       5.625%, 6/01/43 ............................     25,000        23,814,750
AAA    So Calif HFA SFMR
       Mtg Rev GNMA/FNMA Ser 92A AMT
       6.75%, 9/01/22 .............................        575           584,281
AAA    So Tahoe Joint Pwr Fin Auth
       Ser 95A CAP MAC
       5.75%, 10/01/25 ............................      3,000         3,187,440
A+     Stanislaus Cnty
       Tobacco Settlement Bonds Ser 02A
       5.875%, 6/01/43 ............................      2,500         2,459,100
NR     Stockton Calif Assmt Dist
       (West 8th St Proj) Ser 99
       6.30%, 9/02/21 .............................      4,200         4,328,058
AAA    Univ of Calif Regents
       Hgr Ed FGIC Ser 01M
       5.125%, 9/01/30 ............................     17,770        17,546,276
Baa2   West Kern COP
       Cnty Water Dist Ser 01
       5.625%, 6/01/31(a) .........................      3,000         2,963,880
BBB+   Westminster Redev Agy MFHR
       (Rose Garden Apt) Ser 93A AMT
       6.75%, 8/01/24 .............................      4,300         4,430,075
NR     Winchester Hills Comm Fac Dist #98-1
       (Winchester Hills) Ser 98A
       6.30%, 9/01/18 .............................      4,460         4,597,858
       6.375%, 9/01/28 ............................      6,565         6,650,936
AAA    Yolo Cnty Hsg Auth MFHR
       (Waggener Ranch Apts) FHA Ser 91 AMT
       7.00%, 10/01/33 ............................      8,870         9,185,417
NR     Yorba Linda Rec Rev
       (Black Gold Golf Proj) Ser 00
       7.50%, 10/01/30 ............................      5,680         6,033,694
                                                                  --------------
                                                                   1,183,442,182
                                                                  --------------
       Puerto Rico-0.4%
BB     Puerto Rico Port Auth
       (American Airlines) Ser 96A AMT
       6.25%, 6/01/26 .............................      5,475         4,507,075
                                                                  --------------


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 41

------------------------
    CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

       U. S. Virgin Islands-0.0%
A3     Virgin Islands Dev Fin Auth
       Tobacco Settlement Bonds Ser 01
       5.00%, 5/15/31(a) ..........................    $   800    $      735,000
                                                                  --------------
       Total Investments-98.6%
         (cost $1,132,495,309) ....................                1,188,684,257
       Other assets less liabilities-1.4% .........                   16,508,563
                                                                  --------------
       Net Assets-100% ............................               $1,205,192,820
                                                                  ==============

See footnote summary on page 46.

See Glossary of Terms on page 46.

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

      California Municipal Bonds-99.0%

      Long-Term Municipal Bonds-98.6%
AAA   Alameda Transp Auth
      MBIA Ser 99A
      Zero coupon, 10/01/37 .......................     $31,340     $  4,152,550
AAA   California GO
      Veterans Housing FSA Ser 01
      5.60%, 12/01/32 .............................       5,500        5,565,780
AAA   California HFA MFHR
      Mtg Rev AMBAC Ser 95A
      6.25%, 2/01/37 ..............................       5,000        5,184,550
A     California Infra & Eco Dev Bank
      (American Ctr/Wine Food & Arts)
      ACA Ser 99
      5.75%, 12/01/24 .............................       5,000        5,058,450
NR    California Statewide Comm Dev Auth Ed Fac
      (Live Oak School) Ser 00
      6.75%, 10/01/30 .............................       6,000        6,039,600
AAA   Capistrano Sch Dist GO
      FGIC Ser 00A
      6.00%, 8/01/24 ..............................       1,550        1,686,865
AAA   Capistrano Sch Dist GO
      FSA Ser 01B
      Zero coupon, 8/01/20 ........................       8,465        3,123,500
      Zero coupon, 8/01/25 ........................      16,000        4,322,880
AAA   Castaic Lake Wtr Agy
      Wtr Sys Imp Proj AMBAC Ser 99A
      Zero coupon, 8/01/28 ........................      10,445        2,365,270
      Zero coupon, 8/01/29 ........................      10,445        2,229,277
AAA   Chino Redev Agy Spec Tax
      AMBAC Ser 01A
      5.125%, 9/01/30 .............................       4,360        4,305,107
AAA   Chino Redev Agy Spec Tax
      AMBAC Ser 01B ETM
      5.25%, 9/01/30 ..............................       5,540        5,555,789
AAA   Coronado Comm Dev Proj Tax Alloc
      FSA Ser 96
      6.00%, 9/01/26 ..............................       8,700        9,586,095
NR    Fontana Comm Fac Dist #12
      (Sierra Lakes) Ser 99
      6.625%, 9/01/30 .............................       7,250        7,535,505
AAA   Fontana Pub Fin Auth Tax Alloc
      (No Fontana) MBIA Ser 93A
      5.625%, 9/01/24 .............................       8,805        9,158,433


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 43

----------------------------
INSURED CALIFORNIA PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA   Glendale Hlth Fac
      (Glendale Mem Hosp) CONNIE LEE Ser 95A
      5.60%, 11/15/25 .............................     $ 2,000     $  2,066,120
AAA   La Mirada Tax Alloc
      Commercial Redev FSA Ser 95B
      5.90%, 8/15/24 ..............................       5,000        5,330,700
AA    Lancaster Redev Agy MFHR
      (High Valley Apartments) FHA Ser 96A
      6.00%, 6/01/27(a) ...........................       4,170        4,275,876
AAA   Long Beach
      (Aquarium of the Pacific Proj) AMBAC Ser 01
      5.25%, 11/01/30 .............................       7,000        7,022,400
AAA   Los Angeles Comm Redev Tax Alloc
      (Bunker Hill Proj) FSA Ser 93H
      5.60%, 12/01/28 .............................       4,000        4,085,440
AAA   Los Angeles Dept of Wtr & Pwr
      Electric Revenue MBIA Ser 01A
      5.00%, 7/01/24 ..............................      10,400       10,167,664
AAA   Mojave Wtr Agy Imp Dist M
      (Morongo Basin Pipeline) FGIC Ser 96
      5.80%, 9/01/22 ..............................      10,000       10,801,800
AAA   Orange Cnty COP
      (Loma Ridge Data Ctr Proj) AMBAC
      6.00%, 6/01/21 ..............................       1,000        1,115,430
AAA   Orange Cnty Recovery Certificates
      MBIA Ser 96A
      6.00%, 7/01/26 ..............................       3,000        3,302,940
AAA   Orange Cnty Sr Lien
      (San Joaquin Hills Transp Corr) MBIA ETM
      Zero coupon, 1/15/32 ........................      10,000        1,825,000
      Zero coupon, 1/15/36 ........................      45,415        6,591,533
AAA   Poway Redev Agy Spec Tax
      (Paguay Proj) AMBAC Ser 01 ETM
      5.375%, 12/15/31 ............................       7,550        7,657,059
AAA   Redding COP
      Elec Sys Rev MBIA Ser 92A
      11.134%, 7/01/22(b) .........................       2,000        2,626,960
AAA   Riverside Cnty Spec Tax
      (Jurupa Valley) AMBAC Ser 01
      5.125%, 10/01/35 ............................       5,000        4,932,800
AAA   Riverside Cnty Spec Tax
      (Jurupa Valley) AMBAC Ser 01 ETM
      5.25%, 10/01/35 .............................      10,000       10,033,600
NR    Roseville CFD #1
      (Highland Reserve No) Ser 99
      6.30%, 9/01/25 ..............................       2,990        3,025,372


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND

                                                    ----------------------------
                                                    INSURED CALIFORNIA PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Standard                                              Principal
& Poor's                                                 Amount
Ratings                                                   (000)            Value
--------------------------------------------------------------------------------

AAA   Ross Valley GO
      School District FSA Ser 01
      Zero coupon, 7/01/26 ........................     $ 6,780     $  1,735,612
NR    Sacramento Con Ctr Hotel
      (Sheraton Grand) Ser 99A
      6.25%, 1/01/30 ..............................      13,000       12,940,980
AAA   Sacramento Muni Util Dist
      FGIC Ser 92A
      10.947%, 8/15/18(b) .........................       1,500        1,581,525
AAA   Sacramento Muni Util Dist
      MBIA Ser 93E
      5.75%, 5/15/22 ..............................       5,000        5,205,450
AAA   San Jose Airport Rev
      FGIC Ser 01A
      5.00%, 3/01/31 ..............................      10,000        9,680,500
AAA   San Juan GO
      Unified Sch Dist FSA Ser 01
      Zero coupon, 8/01/26 ........................       6,105        1,555,493
AAA   So Tahoe
      Joint Pwr Fin Auth Ser 95A CAP MAC
      5.75%, 10/01/25 .............................       1,500        1,593,720
AAA   Univ of California Regents Hosp Rev
      (UCLA Med Ctr) MBIA Ser 94
      5.50%, 12/01/20 .............................       1,685        1,729,400
                                                                    ------------
       Total Long-Term Municipal Bonds
         (cost $190,670,267) ......................                  196,753,025
                                                                    ------------
         Short-Term Municipal Note-0.4%
VMIG-1   California GO
         (Trust Rects) MBIA Ser JPMC3
         1.75%, 6/01/13(a)(c)
           (cost $700,000) ........................         700          700,000
                                                                    ------------
         Total Investments-99.0%
           (cost $191,370,267) ....................                  197,453,025
         Other assets less liabilities-1.0% .......                    2,092,619
                                                                    ------------
         Net Assets-100% ..........................                 $199,545,644
                                                                    ============

See footnote summary on page 46.

See Glossary of Terms on page 46.

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 45

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

(a)   Moody's or Fitch Rating.

(b) Inverse floater security - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA          American Capital Access Financial Guaranty Corporation
      AMBAC        American Municipal Bond Assurance Corporation
      AMT          Alternative Minimum Tax - (subject to)
      CAP MAC      Capital Markets Assurance Corporation
      CCRC         Congregate Care Retirement Center
      CDA          Community Development Administration
      CONNIE LEE   Connie Lee Insurance Company
      COP          Certificate of Participation
      ETM          Escrow to Maturity
      FGIC         Financial Guaranty Insurance Company
      FHA          Federal Housing Administration
      FHLMC        Federal Home Loan Mortgage Corporation
      FNMA         Federal National Mortgage Association
      FSA          Financial Security Assurance Inc.
      GNMA         Government National Mortgage Association
      GO           General Obligation
      HDA          Housing Development Authority
      HFA          Housing Finance Authority
      HFC          Home Finance Corporation
      IDA          Industrial Development Authority
      IDR          Industrial Development Revenue
      MBIA         Municipal Bond Investors Assurance
      MFA          Mortgage Finance Authority
      MFHR         Multi-Family Housing Revenue
      NR           Rating not applied for
      PCR          Pollution Control Revenue
      SFMR         Single Family Mortgage Revenue
      SWR          Solid Waste Revenue
      TSASC        Tobacco Settlement Asset Securitization Corporation
      VA           Veterans Affairs

      See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2002 (unaudited)


                                                                         Insured
                                                    National            National
                                                 ===============     ===============
Assets
Investments in securities, at value
   (cost: $628,874,685 and $203,237,849,
   respectively) ............................    $   640,811,849     $   209,389,544
Cash ........................................                 -0-             64,022
Interest receivable .........................         12,454,695           3,426,202
Receivable for investment securities sold ...          1,740,000             250,000
Receivable for capital stock sold ...........            334,126             190,080
                                                 ---------------     ---------------
Total assets ................................        655,340,670         213,319,848
                                                 ===============     ===============
Liabilities
Due to custodian ............................            257,311                  -0-
Payable for capital stock redeemed ..........          1,900,235              53,155
Dividends payable ...........................            937,838             262,403
Distribution fee payable ....................            290,955              82,012
Advisory fee payable ........................            107,338              87,572
Accrued expenses ............................            165,337             112,545
                                                 ---------------     ---------------
Total liabilities ...........................          3,659,014             597,687
                                                 ---------------     ---------------
Net Assets ..................................    $   651,681,656     $   212,722,161
                                                 ===============     ===============
Composition of Net Assets
Capital stock, at par .......................    $        64,087     $        21,573
Additional paid-in capital ..................        680,603,641         212,753,712
Distributions in excess of net
   investment income ........................         (1,401,380)           (319,126)
Accumulated net realized loss on
   investment transactions ..................        (39,520,822)         (5,885,693)
Net unrealized appreciation of investments ..         11,936,130           6,151,695
                                                 ---------------     ---------------
                                                 $   651,681,656     $   212,722,161
                                                 ===============     ===============
Class A Shares
Net assets ..................................    $   425,686,587     $   160,984,134
                                                 ===============     ===============
Shares of capital stock outstanding .........         41,850,683          16,317,685
                                                 ===============     ===============
Class B Shares
Net assets ..................................    $   127,145,879     $    35,302,501
                                                 ===============     ===============
Shares of capital stock outstanding .........         12,511,743           3,586,149
                                                 ===============     ===============
Class C Shares
Net assets ..................................    $    98,849,190     $    16,435,526
                                                 ===============     ===============
Shares of capital stock outstanding .........          9,725,017           1,669,256
                                                 ===============     ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ................................            $ 10.17               $ 9.87
Sales charge--4.25% of public
   offering price ...........................                .45                  .44
                                                         -------               ------
Maximum offering price ......................            $ 10.62               $10.31
                                                         =======               ======
Class B Shares
Net asset value and offering price
   per share ................................            $ 10.16               $ 9.84
                                                         =======               ======
Class C Shares
Net asset value and offering price
   per share ................................            $ 10.16               $ 9.85
                                                         =======               ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 47

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                    New York           California
                                                 ===============     ===============
Assets
Investments in securities, at value
   (cost: $528,867,350 and $1,132,495,309,
   respectively) ............................    $   552,092,951     $ 1,188,684,257
Interest receivable .........................          8,278,434          18,955,417
Receivable for capital stock sold ...........            669,226           2,321,811
                                                 ---------------     ---------------
Total assets ................................        561,040,611       1,209,961,485
                                                 ===============     ===============
Liabilities
Due to custodian ............................             62,020           1,397,771
Payable for capital stock redeemed ..........            803,342             546,657
Dividends payable ...........................            778,336           1,666,637
Distribution fee payable ....................            271,619             570,851
Advisory fee payable ........................             68,854             371,128
Accrued expenses ............................            144,731             215,621
                                                 ===============     ===============
Total liabilities ...........................          2,128,902           4,768,665
                                                 ===============     ===============
Net Assets ..................................    $   558,911,709     $ 1,205,192,820
                                                 ===============     ===============
Composition of Net Assets
Capital stock, at par .......................    $        57,125     $       112,574
Additional paid-in capital ..................        557,331,518       1,199,455,154
Undistributed net investment
   income (loss) ............................            653,778          (2,726,311)
Accumulated net realized loss on
   investment transactions ..................        (22,356,313)        (47,837,545)
Net unrealized appreciation of investments ..         23,225,601          56,188,948
                                                 ---------------     ---------------
                                                 $   558,911,709     $ 1,205,192,820
                                                 ===============     ===============
Class A Shares
Net assets ..................................    $   326,437,525     $   728,557,365
                                                 ===============     ===============
Shares of capital stock outstanding .........         33,373,516          68,047,784
                                                 ===============     ===============
Class B Shares
Net assets ..................................    $   178,420,878     $   265,235,768
                                                 ===============     ===============
Shares of capital stock outstanding .........         18,230,821          24,777,901
                                                 ===============     ===============
Class C Shares
Net assets ..................................    $    54,053,306     $   211,399,687
                                                 ===============     ===============
Shares of capital stock outstanding .........          5,520,534          19,747,897
                                                 ===============     ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ................................           $   9.78             $ 10.71
Sales charge--4.25% of public
   offering price ...........................                .43                 .48
                                                        --------             -------
Maximum offering price ......................           $  10.21             $ 11.19
                                                        ========             =======
Class B Shares
Net asset value and offering price
   per share ................................           $   9.79             $ 10.70
                                                        ========             =======
Class C Shares
Net asset value and offering price
   per share ................................           $   9.79             $ 10.70
                                                        ========             =======

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                     Insured
                                                                   California
                                                                  =============
Assets
Investments in securities, at value (cost: $191,370,267) ....     $ 197,453,025
Cash ........................................................            44,349
Interest receivable .........................................         2,354,262
Receivable for capital stock sold ...........................           183,518
                                                                  -------------
Total assets ................................................       200,035,154
                                                                  -------------
Liabilities
Dividends payable ...........................................           250,664
Advisory fee payable ........................................            90,207
Distribution fee payable ....................................            78,403
Payable for capital stock redeemed ..........................             4,456
Accrued expenses ............................................            65,780
                                                                  -------------
Total liabilities ...........................................           489,510
                                                                  -------------
Net Assets ..................................................     $ 199,545,644
                                                                  -------------
Composition of Net Assets
Capital stock, at par .......................................     $      14,420
Additional paid-in capital ..................................       194,902,149
Distributions in excess of net
   investment income ........................................          (469,832)
Accumulated net realized loss on
   investment transactions ..................................          (983,851)
Net unrealized appreciation of investments ..................         6,082,758
                                                                  -------------
                                                                  $ 199,545,644
                                                                  -------------
Class A Shares
Net assets ..................................................     $ 147,977,727
                                                                  -------------
Shares of capital stock outstanding .........................        10,695,668
                                                                  -------------
Class B Shares
Net assets ..................................................     $  30,318,099
                                                                  -------------
Shares of capital stock outstanding .........................         2,189,946
                                                                  -------------
Class C Shares
Net assets ..................................................     $  21,249,818
                                                                  -------------
Shares of capital stock outstanding .........................         1,534,050
                                                                  -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share ..............           $ 13.84
Sales charge--4.25% of public offering price ................               .61
                                                                        -------
Maximum offering price ......................................           $ 14.45
                                                                        -------
Class B Shares
Net asset value and offering price per share ................           $ 13.84
                                                                        -------
Class C Shares
Net asset value and offering price per share ................           $ 13.85
                                                                        -------

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 49

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002 (unaudited)


                                                                     Insured
                                                    National         National
                                                  ============     ============
Investment Income
Interest .....................................    $ 19,199,833     $  6,058,165
                                                  ------------     ------------
Expenses
Advisory fee .................................       2,016,329          663,920
Distribution fee - Class A ...................         627,383          247,207
Distribution fee - Class B ...................         645,851          175,736
Distribution fee - Class C ...................         489,001           80,137
Transfer agency ..............................         237,340           74,410
Custodian ....................................          89,136           47,814
Administrative ...............................          48,000           48,000
Printing .....................................          43,463           11,817
Audit and legal ..............................          37,278           19,909
Registration .................................          31,411           30,885
Directors' fees ..............................           2,500            2,500
Miscellaneous ................................          11,490            4,800
                                                  ------------     ------------
Total expenses ...............................       4,279,182        1,407,135
Less: advisory fee waived (see note B) .......      (1,371,104)        (123,973)
                                                  ------------     ------------
Net expenses .................................       2,908,078        1,283,162
                                                  ------------     ------------
Net investment income ........................      16,291,755        4,775,003
                                                  ------------     ------------
Realized and Unrealized Loss
on Investments
Net realized loss on investment
   transactions ..............................      (4,122,827)        (593,873)
Net change in unrealized
   appreciation/depreciation
   of investments ............................      (6,264,927)      (3,892,255)
                                                  ------------     ------------
Net loss on investments ......................     (10,387,754)      (4,486,128)
                                                  ------------     ------------
Net Increase in Net Assets
   from Operations ...........................    $  5,904,001     $    288,875
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                    New York        California
                                                  ============     ============
Investment Income
Interest .....................................    $ 17,187,266     $ 35,485,889
                                                  ------------     ------------
Expenses
Advisory fee .................................       1,724,205        3,793,200
Distribution fee - Class A ...................         485,594        1,106,875
Distribution fee - Class B ...................         866,240        1,333,475
Distribution fee - Class C ...................         273,842        1,046,062
Transfer agency ..............................         143,707          214,330
Custodian ....................................          68,610          133,124
Administrative ...............................          48,000           48,000
Printing .....................................          40,212           40,480
Audit and legal ..............................          32,023           32,724
Registration .................................           4,726           33,153
Directors' fees ..............................           2,500            2,500
Miscellaneous ................................           6,113           17,238
                                                  ------------     ------------
Total expenses ...............................       3,695,772        7,801,161
Less: advisory fee waived (see note B) .......      (1,310,396)      (1,517,280)
                                                  ------------     ------------
Net expenses .................................       2,385,376        6,283,881
                                                  ------------     ------------
Net investment income ........................      14,801,890       29,202,008
                                                  ------------     ------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on investment
   transactions ..............................         345,724       (4,796,229)
Net change in unrealized
   appreciation/depreciation
   of investments ............................      (9,660,298)     (27,714,394)
                                                  ------------     ------------
Net loss on investments ......................      (9,314,574)     (32,510,623)
                                                  ------------     ------------
Net Increase (Decrease) in Net Assets
   from Operations ...........................    $  5,487,316     $ (3,308,615)
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 51

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                       Insured
                                                                     California
                                                                    ===========
Investment Income
Interest ..................................................         $ 5,765,042
                                                                    -----------
Expenses
Advisory fee ..............................................             570,245
Distribution fee - Class A ................................             238,829
Distribution fee - Class B ................................             141,694
Distribution fee - Class C ................................             103,521
Administrative ............................................              48,000
Custodian .................................................              47,769
Transfer agency ...........................................              31,180
Audit and legal ...........................................              25,392
Registration ..............................................               9,763
Printing ..................................................               7,699
Directors' fees ...........................................               2,500
Miscellaneous .............................................               6,130
                                                                    -----------
Total expenses ............................................           1,232,722
                                                                    -----------
Net investment income .....................................           4,532,320
                                                                    -----------
Realized and Unrealized Loss on Investments
Net realized loss on investment transactions ..............          (1,130,656)
Net change in unrealized
   appreciation/depreciation
   of investments .........................................          (6,170,544)
                                                                    -----------
Net loss on investments ...................................          (7,301,200)
                                                                    -----------
Net Decrease in Net Assets from Operations ................         $(2,768,880)
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                           National
                                               ===============================
                                                 Six Months
                                                    Ended         Year Ended
                                               April 30, 2002     October 31,
                                                 (unaudited)         2001
                                               ===============   =============
Increase (Decrease) in Net Assets
from Operations
Net investment income .......................  $    16,291,755   $  31,722,351
Net realized gain (loss) on investment
   transactions .............................       (4,122,827)     11,937,744
Net change in unrealized
   appreciation/depreciation
   of investments ...........................       (6,264,927)        811,355
                                               ---------------   -------------
Net increase in net assets from operations ..        5,904,001      44,471,450
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ..................................      (11,079,751)    (21,756,565)
   Class B ..................................       (2,963,449)     (5,694,730)
   Class C ..................................       (2,248,555)     (4,322,743)
Distributions in excess of net
   investment income
   Class A ..................................         (255,834)       (398,618)
   Class B ..................................          (94,408)       (104,337)
   Class C ..................................          (68,483)        (79,200)
Capital Stock Transactions
Net increase ................................        6,083,214      20,401,397
                                               ---------------   -------------
Total increase (decrease) ...................       (4,723,265)     32,516,654
Net Assets
Beginning of period .........................      656,404,921     623,888,267
                                               ---------------   -------------
End of period ...............................  $   651,681,656   $ 656,404,921
                                               ===============   =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 53

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                        Insured National
                                                ================================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2002     October 31,
                                                  (unaudited)          2001
                                                ===============   =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................  $     4,775,003   $   9,256,737
Net realized gain (loss) on investment
   transactions ..............................         (593,873)      6,264,852
Net change in unrealized
   appreciation/depreciation
   of investments ............................       (3,892,255)      4,460,983
                                                ---------------   -------------
Net increase in net assets from
   operations ................................          288,875      19,982,572
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................       (3,780,078)     (7,475,365)
   Class B ...................................         (683,067)     (1,183,786)
   Class C ...................................         (311,857)       (587,343)
Distributions in excess of net
   investment income
   Class A ...................................          (21,816)       (256,353)
   Class B ...................................           (8,281)        (40,595)
   Class C ...................................           (3,596)        (20,142)
Capital Stock Transactions
Net increase (decrease) ......................       (4,478,510)     10,324,706
                                                ---------------   -------------
Total increase (decrease) ....................       (8,998,330)     20,743,694
Net Assets
Beginning of period ..........................      221,720,491     200,976,797
                                                ---------------   -------------
End of period ................................  $   212,722,161   $ 221,720,491
                                                ===============   =============

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            New York
                                                ================================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2002     October 31,
                                                  (unaudited)          2001
                                                ===============   =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................  $    14,801,890   $  23,708,494
Net realized gain (loss) on investment
   transactions ..............................          345,724      (6,932,652)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       (9,660,298)     15,639,823
                                                ---------------   -------------
Net increase in net assets from
   operations ................................        5,487,316      32,415,665
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................       (8,620,334)    (15,511,798)
   Class B ...................................       (3,975,262)     (5,730,101)
   Class C ...................................       (1,257,473)     (2,162,566)
Distributions in excess of net
   investment income
   Class A ...................................               -0-             -0-
   Class B ...................................               -0-             -0-
   Class C ...................................               -0-             -0-
Capital Stock Transactions
Net increase .................................       20,359,397     134,370,620
                                                ---------------   -------------
Total increase ...............................       11,993,644     143,381,820
Net Assets
Beginning of period ..........................      546,918,065     403,536,245
                                                ---------------   -------------
End of period (including undistributed
   net investment income of $653,778
   at April 30, 2002) ........................  $   558,911,709   $ 546,918,065
                                                ===============   =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 55

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          California
                                                ================================
                                                  Six Months
                                                     Ended        Year Ended
                                                April 30, 2002    October 31,
                                                  (unaudited)         2001
                                                ===============  ===============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................  $    29,202,008  $   53,836,310
Net realized loss on investment
   transactions ..............................       (4,796,229)     (8,202,585)
Net change in unrealized
   appreciation/depreciation
   of investments ............................      (27,714,394)     23,494,311
                                                ---------------  --------------
Net increase (decrease) in net assets from
   operations ................................       (3,308,615)     69,128,036
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................      (18,773,290)    (36,277,992)
   Class B ...................................       (5,842,504)    (10,662,264)
   Class C ...................................       (4,586,212)     (7,788,940)
Distributions in excess of net
   investment income
   Class A ...................................         (580,700)     (1,082,618)
   Class B ...................................         (208,622)       (318,186)
   Class C ...................................         (162,875)       (232,440)
Capital Stock Transactions
Net increase .................................        1,480,349     130,702,482
                                                ---------------  --------------
Total increase (decrease) ....................      (31,982,469)    143,468,078
Net Assets
Beginning of period ..........................    1,237,175,289   1,093,707,211
                                                ---------------  --------------
End of period ................................  $ 1,205,192,820  $ 1,237,175,289
                                                ===============  ===============

See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                       Insured California
                                                ================================
                                                  Six Months
                                                     Ended         Year Ended
                                                April 30, 2002     October 31,
                                                  (unaudited)          2001
                                                ===============   =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ........................  $     4,532,320   $   7,554,154
Net realized gain (loss) on investment
   transactions ..............................       (1,130,656)      4,838,598
Net change in unrealized
   appreciation/depreciation
   of investments ............................       (6,170,544)      4,288,877
                                                ---------------   -------------
Net increase (decrease) in net assets from
   operations ................................       (2,768,880)     16,681,629
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ...................................       (3,596,691)     (6,153,296)
   Class B ...................................         (540,391)       (778,927)
   Class C ...................................         (395,238)       (621,930)
Distributions in excess of net
   investment income
   Class A ...................................         (149,855)       (304,160)
   Class B ...................................          (23,951)        (44,774)
   Class C ...................................          (16,686)        (34,617)
Distributions from net realized gain
   on investments
   Class A ...................................       (1,370,152)             -0-
   Class B ...................................         (233,039)             -0-
   Class C ...................................         (175,927)             -0-
Capital Stock Transactions
Net increase (decrease) ......................       (7,208,797)     56,837,429
                                                ---------------   -------------
Total increase (decrease) ....................      (16,479,607)     65,581,354
Net Assets
Beginning of period ..........................      216,025,251     150,443,897
                                                ---------------   -------------
End of period ................................  $   199,545,644   $ 216,025,251
                                                ===============   =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 57

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares re deemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Shareholders should refer to the Prospectus for more information about these transactions. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the six months ended April 30, 2002, the Adviser has agreed to waive part of its advisory fee for the National, Insured National, New York, and California Portfolios. The aggregate amounts of such fee waivers were: $1,371,104, $123,973, $1,310,396 and $1,517,280, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $48,000 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $168,920; Insured National Portfolio, $43,410; New York Portfolio, $101,124; California Portfolio, $115,984 and Insured California Portfolio, $19,896 for the six months ended April 30, 2002.

For the six months ended April 30, 2002, the Fund's expenses were reduced by:
National Portfolio $999; Insured National Portfolio $263; New York Portfolio $664; California Portfolio $976 and Insured California Portfolio, $129 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended April 30, 2002 as follows:

                                  Front-End    Contingent Deferred Sales Charges
                              Sales Charges    ---------------------------------
Portfolio                           Class A     Class A      Class B     Class C
--------------------------------------------------------------------------------
National ......................     $74,352     $15,463     $ 61,864     $ 8,946
Insured National ..............      11,002           1       27,078       1,262
New York ......................      47,503      14,736      138,282      19,350
California ....................      66,393      25,215      159,773      34,277
Insured California ............      10,808      46,806       12,441       3,401


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Accrued expenses for the National Portfolio includes $748 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                          Class B              Class C
=========                                        ==========           ==========
National .............................           $4,889,634           $4,195,099
Insured National .....................            3,465,662            1,520,956
New York .............................            7,833,234            2,323,765
California ...........................            9,898,519            5,045,370
Insured California ...................            2,692,213            1,223,036

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended April 30, 2002 were as follows:

Portfolio                                       Purchases               Sales
=========                                     ============          ============
National ...........................          $345,650,780          $295,280,600
Insured National ...................            74,465,737            67,572,193
New York ...........................           137,378,979           112,713,093
California .........................           195,697,559           164,084,396
Insured California .................            38,758,714            36,633,068

There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 2002.

At April 30, 2002, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                                     Gross Unrealized                 Net
                                            ================================       Unrealized
Portfolio                    Tax Cost        Appreciation     (Depreciation)      Appreciation
======================    ==============    ==============    ==============     ==============
National .............    $  628,874,685    $   16,396,377    $   (4,459,213)    $   11,937,164
Insured National .....       203,237,849         6,690,765          (539,070)         6,151,695
New York .............       528,867,350        24,108,293          (882,692)        23,225,601
California ...........     1,132,495,309        59,847,145        (3,658,197)        56,188,948
Insured California ...       191,370,267         7,016,874          (934,116)         6,082,758

NOTE E

Taxes

For Federal income tax purposes at October 31, 2001, the Fund had capital loss carryforwards for the following Portfolios:

                      Expiring       Expiring       Expiring        Expiring       Expiring
Portfolio              in 2003        in 2004        in 2007         in 2008        in 2009
===========================================================================================
National .........   $       -0-    $       -0-   $15,046,038    $18,808,737             -0-
Insured National..           -0-            -0-     2,869,936      1,593,951             -0-
New York .........    1,444,926             -0-     7,273,675      5,997,244      6,973,404
California .......    4,309,001      2,052,062     14,469,761     10,170,666     10,406,492

NOTE F

Capital Stock

There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
                       April 30, 2002         October 31,      April 30, 2002         October 31,
National Portfolio        (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 5,119,279          11,825,754       $  52,082,199       $ 122,071,118
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               665,264           1,247,765           6,763,904          12,857,742
-------------------------------------------------------------------------------------------------
Shares converted
  from Class B                548,176             669,588           5,580,264           6,917,574
-------------------------------------------------------------------------------------------------
Shares redeemed            (5,623,966)        (13,247,014)        (57,312,516)       (136,508,972)
-------------------------------------------------------------------------------------------------
Net increase                  708,753             496,093       $   7,113,851       $   5,337,462
=================================================================================================


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
                       April 30, 2002         October 31,      April 30, 2002         October 31,
National Portfolio        (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class B
Shares sold                 1,483,086           3,717,554       $  15,123,573       $  38,344,805
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               175,301             307,990           1,780,866           3,171,245
-------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (548,633)           (670,162)         (5,580,264)         (6,917,574)
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,378,703)         (2,203,910)        (14,030,575)        (22,681,746)
-------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (268,949)          1,151,472       $  (2,706,400)      $  11,916,730
=================================================================================================
Class C
Shares sold                 1,296,274           2,035,053       $  13,197,001       $  21,010,479
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               129,271             235,107           1,313,769           2,420,727
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,261,712)         (1,974,827)        (12,835,007)        (20,284,001)
-------------------------------------------------------------------------------------------------
Net increase                  163,833             295,333       $   1,675,763       $   3,147,205
=================================================================================================


                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
Insured                April 30, 2002         October 31,      April 30, 2002         October 31,
National Portfolio        (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 1,169,182           1,844,706       $  11,594,316       $  18,248,753
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               205,561             404,895           2,030,685           3,994,371
-------------------------------------------------------------------------------------------------
Shares converted
  from Class B                186,332             173,637           1,845,674           1,712,347
-------------------------------------------------------------------------------------------------
Shares redeemed            (2,098,769)         (2,478,482)        (20,774,544)        (24,460,297)
-------------------------------------------------------------------------------------------------
Net decrease                 (537,694)            (55,244)      $  (5,303,869)      $    (504,826)
=================================================================================================
Class B
Shares sold                   614,477           1,748,741       $   6,090,375       $  17,249,528
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                41,330              70,777             407,418             697,787
-------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (186,779)           (174,010)         (1,845,674)         (1,712,347)
-------------------------------------------------------------------------------------------------
Shares redeemed              (398,263)           (752,280)         (3,933,938)         (7,418,325)
-------------------------------------------------------------------------------------------------
Net increase                   70,765             893,228       $     718,181       $   8,816,643
=================================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
Insured                April 30, 2002         October 31,      April 30, 2002         October 31,
National Portfolio        (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class C
Shares sold                   406,739             492,180       $   4,006,036       $   4,874,840
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                14,854              33,514             146,481             330,419
-------------------------------------------------------------------------------------------------
Shares redeemed              (408,778)           (325,943)         (4,045,339)         (3,192,370)
-------------------------------------------------------------------------------------------------
Net increase                   12,815             199,751       $     107,178       $   2,012,889
=================================================================================================


                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
                       April 30, 2002         October 31,      April 30, 2002         October 31,
New York Portfolio        (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 3,244,209           9,546,886       $  31,837,734       $  94,769,074
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               603,170             887,760           5,906,820           8,818,392
-------------------------------------------------------------------------------------------------
Shares converted
  from Class B                441,506             734,151           4,331,468           7,458,211
-------------------------------------------------------------------------------------------------
Shares redeemed            (3,793,927)         (5,083,707)        (37,163,249)        (50,526,995)
-------------------------------------------------------------------------------------------------
Net increase                  494,958           6,085,090       $   4,912,773       $  60,518,682
=================================================================================================

Class B
Shares sold                 3,193,124           8,378,288       $  31,384,915       $  83,568,352
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               281,542             379,788           2,758,144           3,774,647
-------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (441,278)           (734,151)         (4,331,468)         (7,458,211)
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,489,897)         (1,708,166)        (14,605,362)        (16,826,754)
-------------------------------------------------------------------------------------------------
Net increase                1,543,491           6,315,759       $  15,206,229       $  63,058,034
=================================================================================================


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
                       April 30, 2002         October 31,      April 30, 2002         October 31,
New York Portfolio        (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class C
Shares sold                   902,556           2,081,909       $   8,856,937       $  20,757,193
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                78,951             144,666             773,629           1,438,801
-------------------------------------------------------------------------------------------------
Shares redeemed              (957,323)         (1,147,814)         (9,390,171)        (11,402,090)
-------------------------------------------------------------------------------------------------
Net increase                   24,184           1,078,761       $     240,395       $  10,793,904
=================================================================================================


                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
California             April 30, 2002         October 31,      April 30, 2002         October 31,
Portfolio                 (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 5,725,661          15,230,263       $  62,045,965       $ 165,594,861
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 1,029,346           1,765,635          11,082,571          19,122,200
-------------------------------------------------------------------------------------------------
Shares converted
  from Class B                566,655             874,226           6,105,904           9,654,367
-------------------------------------------------------------------------------------------------
Shares redeemed            (8,000,545)        (14,828,977)        (86,252,535)       (160,828,658)
-------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (678,883)          3,041,147       $  (7,018,095)      $  33,542,770
=================================================================================================

Class B
Shares sold                 2,819,746           7,699,636       $  30,505,486       $  83,781,997
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   323,902             577,518           3,487,804           6,236,326
-------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (566,951)           (888,606)         (6,105,904)         (9,654,367)
-------------------------------------------------------------------------------------------------
Shares redeemed            (2,325,899)         (3,350,846)        (25,048,935)        (36,391,543)
-------------------------------------------------------------------------------------------------
Net increase                  250,798           4,037,702       $   2,838,451       $  43,972,413
=================================================================================================

Class C
Shares sold                 2,237,420           6,932,035       $  24,193,493       $  75,539,718
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   234,070             446,407           2,521,215           4,777,957
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,955,253)         (2,500,068)        (21,054,715)        (27,130,376)
-------------------------------------------------------------------------------------------------
Net increase                  516,237           4,878,374       $   5,659,993       $  53,187,299
=================================================================================================


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 65

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -------------------------------------    ------------------------------------
                                      Shares                                  Amount
                    -------------------------------------    ------------------------------------
                     Six Months Ended          Year Ended    Six Months Ended          Year Ended
Insured California     April 30, 2002         October 31,      April 30, 2002         October 31,
Portfolio                 (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                   883,607           3,746,354       $  12,336,558       $  53,187,168
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               211,351             259,030           2,945,504           3,656,647
-------------------------------------------------------------------------------------------------
Shares converted
  from Class B                 46,888             104,083             659,165           1,475,889
-------------------------------------------------------------------------------------------------
Shares redeemed            (2,102,255)           (896,740)        (29,283,544)        (12,613,006)
-------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (960,409)          3,212,727       $ (13,342,317)      $ 45,706,698
=================================================================================================

Class B
Shares sold                   481,598             856,884       $   6,760,977       $  12,145,153
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                32,370              29,981             451,087             423,846
-------------------------------------------------------------------------------------------------
Shares converted
  to Class A                  (46,878)           (104,009)           (659,165)         (1,475,889)
-------------------------------------------------------------------------------------------------
Shares redeemed              (145,174)           (291,664)         (2,037,379)         (4,102,951)
-------------------------------------------------------------------------------------------------
Net increase                  321,916             491,192       $   4,515,520       $   6,990,159
=================================================================================================

Class C
Shares sold                   235,991             442,051       $   3,291,010       $   6,300,427
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                25,646              27,277             369,429             385,385
-------------------------------------------------------------------------------------------------
Shares redeemed              (147,085)           (179,853)         (2,042,439)         (2,545,240)
-------------------------------------------------------------------------------------------------
Net increase                  114,552             289,475       $   1,618,000       $   4,140,572
=================================================================================================

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2002.


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       National Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class A
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   10.34         $   10.14     $   10.02     $   11.09     $   10.94     $   10.51
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .26               .54           .55           .52           .55           .57
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.16)              .21           .12          (.93)          .18           .44
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................              .10               .75           .67          (.41)          .73          1.01
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.26)             (.54)         (.55)         (.52)         (.55)         (.58)
Distributions in excess of
  net investment income .........             (.01)             (.01)           -0-         (.04)         (.03)           -0-
Distributions from net
  realized gains ................               -0-               -0-           -0-         (.10)           -0-           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.27)             (.55)         (.55)         (.66)         (.58)         (.58)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   10.17         $   10.34     $   10.14     $   10.02     $   11.09     $   10.94
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             1.04%             7.55%         6.95%        (3.93)%        6.82%         9.88%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 425,687         $ 425,506     $ 412,248     $ 402,922     $ 364,429     $ 329,540
Ratio to average net assets of:
  Expenses, net of fee waivers ..              .65%(d)           .64%          .68%          .66%          .66%          .69%
  Expenses, before fee waivers ..             1.08%(d)          1.06%         1.11%         1.12%         1.08%         1.11%
  Net investment income,
    net of fee waivers ..........             5.30%(d)          5.22%         5.53%         4.86%         4.98%         5.40%
Portfolio turnover rate .........               48%              194%          415%          393%           56%           72%

See footnote summary on page 81.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 67

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       National Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class B
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   10.33         $   10.13     $   10.00     $   11.08     $   10.94     $   10.51
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .....              .23               .47           .48           .44           .46           .50
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.16)              .21           .13          (.93)          .19           .44
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................              .07               .68           .61          (.49)          .65           .94
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.23)             (.47)         (.48)         (.44)         (.46)         (.50)
Distributions in excess of
  net investment income .........             (.01)             (.01)           -0-         (.05)         (.05)         (.01)
Distributions from net
  realized gains ................               -0-               -0-           -0-         (.10)           -0-           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.24)             (.48)         (.48)         (.59)         (.51)         (.51)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   10.16         $   10.33     $   10.13     $   10.00     $   11.08     $   10.94
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........              .70%             6.84%         6.32%        (4.65)%        6.06%         9.16%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 127,146         $ 132,074     $ 117,779     $ 157,090     $ 197,517     $ 190,530
Ratio to average net assets of:
  Expenses, net of fee waivers ..             1.36%(d)          1.36%         1.39%         1.37%         1.37%         1.40%
  Expenses, before fee waivers ..             1.78%(d)          1.79%         1.79%         1.74%         1.79%         1.79%
  Net investment income,
    net of fee waivers ..........             4.59%(d)          4.59%         4.80%         4.12%         4.28%         4.69%
Portfolio turnover rate .........               48%              194%          415%          393%           56%           72%

See footnote summary on page 81.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       National Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class C
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   10.34         $   10.13     $   10.00     $   11.08     $   10.94     $   10.51
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .23               .47           .48           .45           .47           .50
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.17)              .22           .13          (.94)          .18           .44
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................              .06               .69           .61          (.49)          .65           .94
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.23)             (.47)         (.48)         (.45)         (.47)         (.50)
Distributions in excess of
  net investment income .........             (.01)             (.01)           -0-         (.04)         (.04)         (.01)
Distributions from net
  realized gains ................               -0-               -0-           -0-         (.10)           -0-           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.24)             (.48)         (.48)         (.59)         (.51)         (.51)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   10.16         $   10.34     $   10.13     $   10.00     $   11.08     $   10.94
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........              .60%             6.94%         6.32%        (4.65)%        6.06%         9.18%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $  98,849         $  98,825     $  93,861     $ 111,740     $ 108,325     $  89,792
Ratio to average net assets of:
  Expenses, net of fee waivers ..             1.36%(d)          1.35%         1.38%         1.36%         1.36%         1.39%
  Expenses, before fee waivers ..             1.78%(d)          1.78%         1.79%         1.79%         1.82%         1.81%
  Net investment income,
    net of fee waivers ..........             4.60%(d)          4.61%         4.83%         4.15%         4.28%         4.70%
Portfolio turnover rate .........               48%              194%          415%          393%           56%           72%

See footnote summary on page 81.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 69

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Insured National Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class A
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   10.07         $    9.58     $    9.33     $   10.52     $   10.49     $   10.28
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .23               .45           .45           .43           .44           .50
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.20)              .50           .26          (.95)          .28           .37
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................              .03               .95           .71          (.52)          .72           .87
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.23)             (.45)         (.45)         (.43)         (.44)         (.50)
Distributions in excess of
  net investment income .........               -0-             (.01)         (.01)         (.02)         (.05)         (.02)
Distributions from net
  realized gains ................               -0-               -0-           -0-         (.22)         (.20)         (.14)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.23)             (.46)         (.46)         (.67)         (.69)         (.66)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $    9.87         $   10.07     $    9.58     $    9.33     $   10.52     $   10.49
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........              .28%            10.11%         7.84%        (5.28)%        7.15%         8.77%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 160,984         $ 169,744     $ 161,977     $ 168,572     $ 179,003     $ 170,631
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................             1.02%(d)          1.04%         1.09%          .99%         1.00%         1.02%
  Expenses, before
    fee waivers .................             1.13%(d)          1.14%         1.16%         1.10%         1.12%         1.15%
  Net investment income,
    net of fee waivers ..........             4.59%(d)          4.53%         4.83%         4.25%         4.21%         4.85%
Portfolio turnover rate .........               32%              105%          311%          322%           27%           98%

See footnote summary on page 81.


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Insured National Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class B
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   10.05         $    9.56     $    9.31     $   10.52     $   10.49     $   10.28
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .19               .38           .40           .36           .37           .42
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.21)              .50           .26          (.97)          .28           .38
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.02)              .88           .66          (.61)          .65           .80
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.19)             (.38)         (.40)         (.36)         (.37)         (.42)
Distributions in excess of
  net investment income .........               -0-             (.01)         (.01)         (.02)         (.05)         (.03)
Distributions from net
  realized gains ................               -0-               -0-           -0-         (.22)         (.20)         (.14)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.19)             (.39)         (.41)         (.60)         (.62)         (.59)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $    9.84         $   10.05     $    9.56     $    9.31     $   10.52     $   10.49
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             (.16)%            9.39%         7.10%        (6.10)%        6.48%         8.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $  35,303         $  35,326     $  25,070     $  32,585     $  48,751     $  45,542
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................             1.73%(d)          1.75%         1.80%         1.70%         1.71%         1.75%
  Expenses, before
    fee waivers .................             1.85%(d)          1.85%         1.87%         1.79%         1.87%         1.86%
  Net investment income,
    net of fee waivers ..........             3.89%(d)          3.83%         4.12%         3.52%         3.49%         4.12%
Portfolio turnover rate .........               32%              105%          311%          322%           27%           98%

See footnote summary on page 81


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 71

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Insured National Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class C
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   10.05         $    9.56     $    9.32     $   10.52     $   10.49     $   10.28
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .19               .38           .40           .36           .37           .42
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.20)              .50           .25          (.96)          .28           .38
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.01)              .88           .65          (.60)          .65           .80
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.19)             (.38)         (.40)         (.36)         (.37)         (.42)
Distributions in excess of
  net investment income .........               -0-             (.01)         (.01)         (.02)         (.05)         (.03)
Distributions from net
  realized gains ................               -0-               -0-           -0-         (.22)         (.20)         (.14)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.19)             (.39)         (.41)         (.60)         (.62)         (.59)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $    9.85         $   10.05     $    9.56     $    9.32     $   10.52     $   10.49
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             (.06)%            9.39%         6.98%        (6.00)%        6.48%         8.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $  16,436         $  16,650     $  13,930     $  19,679     $  21,992     $  19,057
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................             1.72%(d)          1.74%         1.80%         1.70%         1.70%         1.72%
  Expenses, before
    fee waivers .................             1.84%(d)          1.85%         1.85%         1.80%         1.83%         1.84%
  Net investment income,
    net of fee waivers ..........             3.89%(d)          3.84%         4.14%         3.55%         3.51%         4.15%
Portfolio turnover rate .........               32%              105%          311%          322%           27%           98%

See footnote summary on page 81.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      New York Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class A
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $    9.93         $    9.70     $    9.45     $   10.29     $   10.10     $    9.66
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .28               .53           .52           .51           .51           .53
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.17)              .22           .25          (.83)          .21           .46
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................              .11               .75           .77          (.32)          .72           .99
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.26)             (.52)         (.52)         (.51)         (.51)         (.54)
Distributions in excess of
  net investment income .........               -0-               -0-           -0-         (.01)         (.02)         (.01)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.26)             (.52)         (.52)         (.52)         (.53)         (.55)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $    9.78         $    9.93     $    9.70     $    9.45     $   10.29     $   10.10
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             1.13%             7.86%         8.42%        (3.27)%        7.31%        10.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 326,438         $ 326,500     $ 259,997     $ 234,835     $ 207,031     $ 181,745
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................              .57%(d)           .59%          .77%          .61%          .61%          .65%
  Expenses, before
    fee waivers .................             1.05%(d)          1.04%         1.10%         1.11%         1.08%         1.12%
  Net investment income,
    net of fee waivers ..........             5.66%(d)          5.28%         5.46%         5.12%         5.04%         5.45%
Portfolio turnover rate .........               21%               92%          187%          134%           18%           34%

See footnote summary on page 81.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      New York Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class B
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $    9.93         $    9.70     $    9.45     $   10.29     $   10.10     $    9.66
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .24               .45           .45           .44           .44           .46
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.16)              .23           .25          (.83)          .21           .46
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................              .08               .68           .70          (.39)          .65           .92
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.22)             (.45)         (.45)         (.44)         (.44)         (.47)
Distributions in excess of
  net investment income .........               -0-               -0-           -0-         (.01)         (.02)         (.01)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.22)             (.45)         (.45)         (.45)         (.46)         (.48)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $    9.79         $    9.93     $    9.70     $    9.45     $   10.29     $   10.10
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........              .86%             7.10%         7.61%        (3.96)%        6.57%         9.72%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 178,421         $ 165,787     $ 100,651     $ 111,283     $ 114,739     $  96,119
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................             1.28%(d)          1.30%         1.48%         1.32%         1.32%         1.35%
  Expenses, before
    fee waivers .................             1.76%(d)          1.76%         1.81%         1.76%         1.80%         1.84%
  Net investment income,
    net of fee waivers ..........             4.94%(d)          4.59%         4.75%         4.38%         4.34%         4.75%
Portfolio turnover rate .........               21%               92%          187%          134%           18%           34%

See footnote summary on page 81.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                      New York Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class C
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........         $    9.94         $    9.71     $    9.45     $   10.29     $   10.10     $    9.66
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....               .24               .46           .45           .44           .44           .46
Net realized and unrealized
  gain (loss) on investment
  transactions ..................              (.17)              .22           .26          (.83)          .21           .46
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................               .07               .68           .71          (.39)          .65           .92
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............              (.22)             (.45)         (.45)         (.44)         (.44)         (.47)
Distributions in excess of
  net investment income .........                -0-               -0-           -0-         (.01)         (.02)         (.01)
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions              (.22)             (.45)         (.45)         (.45)         (.46)         (.48)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..         $    9.79         $    9.94     $    9.71     $    9.45     $   10.29     $   10.10
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........               .76%             7.09%         7.72%        (3.96)%        6.57%         9.72%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............         $  54,053         $  54,631     $  42,888     $  48,205     $  44,736     $  38,890
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................              1.28%(d)          1.30%         1.47%         1.31%         1.31%         1.35%
  Expenses, before
    fee waivers .................              1.74%(d)          1.76%          .80%         1.77%         1.82%         1.82%
  Net investment income,
    net of fee waivers ..........              4.95%(d)          4.60%         4.76%         4.41%         4.33%         4.75%
Portfolio turnover rate .........                21%               92%          187%          134%           18%           34%

See footnote summary on page 81.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     California Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class A
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   11.00         $   10.88     $   10.58     $   11.34     $   11.04     $   10.59
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .27               .54           .56           .54           .56           .58
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.28)              .14           .30          (.73)          .32           .45
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.01)              .68           .86          (.19)          .88          1.03
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.27)             (.54)         (.56)         (.54)         (.56)         (.58)
Distributions in excess of
  net investment income .........             (.01)             (.02)           -0-         (.03)         (.02)           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.28)             (.56)         (.56)         (.57)         (.58)         (.58)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   10.71         $   11.00     $   10.88     $   10.58     $   11.34     $   11.04
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             (.06)%            6.47%         8.38%        (1.80)%        8.20%        10.07%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 728,557         $ 755,947     $ 714,654     $ 684,403     $ 550,626     $ 470,444
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................              .76%(d)           .77%          .84%          .71%          .72%          .78%
  Expenses, before
    fee waivers .................             1.01%(d)          1.02%         1.04%         1.04%         1.04%         1.05%
  Net investment income,
    net of fee waivers ..........             5.09%(d)          4.98%         5.32%         4.88%         4.99%         5.43%
Portfolio turnover rate .........               14%               78%          124%           88%           22%           20%

See footnote summary on page 81.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     California Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class B
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   11.00         $   10.88     $   10.58     $   11.34     $   11.04     $   10.59
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .23               .46           .48           .46           .48           .51
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.29)              .15           .30          (.73)          .33           .45
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.06)              .61           .78          (.27)          .81           .96
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.23)             (.46)         (.48)         (.46)         (.48)         (.51)
Distributions in excess of
  net investment income .........             (.01)             (.03)          -0-          (.03)         (.03)           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.24)             (.49)         (.48)         (.49)         (.51)         (.51)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   10.70         $   11.00     $   10.88     $   10.58     $   11.34     $   11.04
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             (.51)%            5.74%         7.60%        (2.47)%        7.46%         9.29%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 265,236         $ 269,726     $ 222,897     $ 224,924     $ 207,751     $ 166,672
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................             1.46%(d)          1.48%         1.54%         1.41%         1.43%         1.48%
  Expenses, before
    fee waivers .................             1.71%(d)          1.73%         1.74%         1.72%         1.75%         1.76%
  Net investment income,
    net of fee waivers ..........             4.38%(d)          4.26%         4.61%         4.14%         4.30%         4.72%
Portfolio turnover rate .........               14%               78%          124%           88%           22%           20%

See footnote summary on page 81.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     California Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class C
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   11.00         $   10.88     $   10.58     $   11.33     $   11.04     $   10.59
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b)  ....              .23               .46           .48           .46           .48           .51
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.29)              .15           .30          (.72)          .32           .45
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.06)              .61           .78          (.26)          .80           .96
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.23)             (.46)         (.48)         (.46)         (.48)         (.51)
Distributions in excess of
  net investment income .........             (.01)             (.03)           -0-         (.03)         (.03)           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.24)             (.49)         (.48)         (.49)         (.51)         (.51)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   10.70         $   11.00     $   10.88     $   10.58     $   11.33     $   11.04
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........             (.51)%            5.74%         7.60%        (2.39)%        7.46%         9.29%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 211,400         $ 211,502     $ 156,156     $ 159,219     $ 124,115     $  90,742
Ratio to average net assets of:
  Expenses, net of
    fee waivers .................             1.46%(d)          1.47%         1.54%         1.41%         1.42%         1.48%
  Expenses, before
     fee waivers ................             1.72%(d)          1.72%         1.74%         1.74%         1.76%         1.74%
  Net investment income,
    net of fee waivers ..........             4.38%(d)          4.25%         4.62%         4.17%         4.29%         4.73%
Portfolio turnover rate .........               14%               78%          124%           88%           22%           20%

See footnote summary on page 81.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Insured California Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class A
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   14.45         $   13.74     $   13.11     $   14.25     $   13.89     $   13.39
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ........              .32               .63           .64           .64           .64           .69
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.48)              .74           .63         (1.15)          .39           .50
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.16)             1.37          1.27          (.51)         1.03         1.19
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.32)             (.63)         (.64)         (.63)         (.64)         (.68)
Distributions in excess of
  net investment income .........             (.01)             (.03)            -0-           -0-        (.03)         (.01)
Distributions from net
  realized gain on investments ..             (.12)                -0-           -0-           -0-           -0-           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.45)             (.66)         (.64)         (.63)         (.67)         (.69)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   13.84         $   14.45     $   13.74     $   13.11     $   14.25     $   13.89
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........            (1.10)%           10.16%        10.02%        (3.74)%        7.60%         9.18%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $ 147,978         $ 168,469     $ 115,983     $ 111,535     $ 113,102     $ 103,647
Ratio to average net assets of:
  Expenses ......................             1.02%(d)          1.04%         1.09%         1.05%         1.05%         1.11%
  Net investment income .........             4.52%(d)          4.44%         4.82%         4.59%         4.52%         5.09%
Portfolio turnover rate .........               18%              140%          174%          100%            0%           35%

See footnote summary on page 81.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Insured California Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class B
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   14.46         $   13.75     $   13.11     $   14.25     $   13.89     $   13.39
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ........              .27               .52           .54           .53           .54           .59
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.49)              .75           .64         (1.14)          .39           .50
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.22)             1.27          1.18                   (.61) .93          1.09
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.27)             (.52)         (.54)         (.53)         (.54)         (.59)
Distributions in excess of
  net investment income .........             (.01)             (.04)           -0-           -0-         (.03)           -0-
Distributions from net
  realized gain on investments ..             (.12)               -0-           -0-           -0-           -0-           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.40)             (.56)         (.54)         (.53)         (.57)         (.59)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   13.84         $   14.46     $   13.75     $   13.11     $   14.25     $   13.89
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........            (1.52)%            9.38%         9.27%        (4.44)%        6.84%         8.37%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $  30,318         $  27,015     $  18,925     $  21,628     $  29,957     $  27,976
Ratio to average net assets of:
  Expenses ......................             1.72%(d)          1.74%         1.79%         1.76%         1.76%         1.81%
  Net investment income .........             3.81%(d)          3.72%         4.11%         3.85%         3.82%         4.39%
Portfolio turnover rate .........               18%              140%          174%          100%            0%           35%

See footnote summary on page 81.


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Insured California Portfolio
                                    ----------------------------------------------------------------------------------------
                                                                            Class C
                                    ----------------------------------------------------------------------------------------
                                        Six Months
                                             Ended                                 Year Ended October 31,
                                    April 30, 2002         -----------------------------------------------------------------
                                       (unaudited)              2001          2000          1999          1998          1997
                                    ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........        $   14.47         $   13.75     $   13.11     $   14.25     $   13.89     $   13.39
                                    ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ........              .27               .52           .54           .54           .54           .59
Net realized and unrealized
  gain (loss) on investment
  transactions ..................             (.49)              .76           .64         (1.15)          .39           .50
                                    ----------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ....................             (.22)             1.28          1.18          (.61)          .93          1.09
                                    ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .............             (.27)             (.52)         (.54)         (.53)         (.54)         (.59)
Distributions in excess of
  net investment income .........             (.01)             (.04)           -0-           -0-         (.03)           -0-
Distributions from net
  realized gain on investments ..             (.12)               -0-           -0-           -0-           -0-           -0-
                                    ----------------------------------------------------------------------------------------
Total dividends and distributions             (.40)             (.56)         (.54)         (.53)         (.57)         (.59)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of period ..        $   13.85         $   14.47     $   13.75     $   13.11     $   14.25     $   13.89
                                    ========================================================================================
Total Return
Total investment return based
  on net asset value(c) .........            (1.52)%            9.46%         9.27%        (4.44)%        6.84%         8.37%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............        $  21,250         $  20,541     $  15,536     $  16,391     $  16,013     $  13,436
Ratio to average net assets of:
  Expenses ......................             1.72%(d)          1.74%         1.79%         1.75%         1.75%         1.81%
  Net investment income .........             3.82%(d)          3.73%         4.12%         3.89%         3.82%         4.39%
Portfolio turnover rate .........               18%              140%          174%          100%            0%           35%

(a)   Net of fees waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
                                             ALLIANCE MUNICIPAL INCOME FUND o 81

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


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82 o ALLIANCE MUNICIPAL INCOME FUND
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                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


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                                             ALLIANCE MUNICIPAL INCOME FUND o 83

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

      * Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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84 o ALLIANCE MUNICIPAL INCOME FUND
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                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Guy Davidson, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


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                                             ALLIANCE MUNICIPAL INCOME FUND o 85
      '

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


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86 o ALLIANCE MUNICIPAL INCOME FUND

NOTES


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                                             ALLIANCE MUNICIPAL INCOME FUND o 87

NOTES


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88 o ALLIANCE MUNICIPAL INCOME FUND

Alliance Municipal Income Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNISR0402